Vanguard® Ultra-Short-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (7.5%)
[1]	Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue TOB VRDO	2.260%	8/6/2026	12,245	12,245
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Cooper Green Homes Project) PUT	5.000%	2/1/2028	1,347	1,383
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (CREEL Road Apartments Project) PUT	3.125%	3/1/2028	1,315	1,314
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Forest Hills Village Project) PUT	5.000%	11/1/2026	4,241	4,261
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue (Fred Marshall Court Project) PUT	3.150%	6/1/2028	600	600
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	620	620
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,200	1,199
	Alabama Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,515	1,516
	Alabama Public School & College Authority Sales Tax Revenue	5.000%	1/1/2027	10,085	10,102
[2]	Alabama State University College & University Revenue	5.000%	9/1/2030	290	309
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	1,345	1,352
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,780	1,816
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,300	1,343
	Baptist Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	3,020	3,146
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	500	500
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2026	2,000	2,003
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2026	4,300	4,304
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	10/1/2026	2,785	2,792
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2026	1,145	1,149
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2026	415	418
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2026	1,850	1,861
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2027	120	121
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2027	150	152
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2027	1,300	1,319
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2027	1,150	1,170
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2027	1,700	1,723
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	450	453
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2027	3,190	3,242
	Black Belt Energy Gas District Natural Gas Revenue	4.000%	10/1/2027	4,305	4,330
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	10/1/2027	3,000	3,061
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2027	3,095	3,154
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	555	567
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	1,810	1,843
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2027	910	926
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2027	1,170	1,196
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2028	400	408
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	6/1/2028	510	525
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	6/1/2028	3,070	3,161
	Black Belt Energy Gas District Natural Gas Revenue	5.500%	6/1/2028	1,000	1,034
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	7/1/2028	1,825	1,873
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	500	506
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2028	1,810	1,860
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	11/1/2028	1,265	1,304
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	550	569
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	1,660	1,706
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2028	780	803
	Black Belt Energy Gas District Natural Gas Revenue	5.250%	12/1/2028	1,280	1,327
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2029	450	462
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	9/1/2029	500	506
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2029	1,305	1,349
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2029	1,240	1,281
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2030	1,000	1,033
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	340	355
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	2,305	2,393
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2030	1,500	1,553
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	1/1/2031	1,550	1,603
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	1,850	1,920

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/2031	67,875	70,570
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7)	4.000%	12/1/2026	1,800	1,814
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 7) PUT	4.000%	10/1/2052	202,065	203,617
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2026	3,095	3,097
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8)	4.000%	12/1/2027	3,220	3,225
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project No. 8) PUT	4.000%	12/1/2029	28,585	28,613
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2026	1,000	1,000
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2027	255	257
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2027	500	506
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2027	175	177
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2027	1,050	1,066
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2027	405	412
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2027	900	918
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	2/1/2028	300	306
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2028	830	851
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	1,105	1,129
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2028	650	667
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2028	325	333
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	8/1/2028	1,575	1,618
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2028	720	741
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2028	260	268
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2029	1,515	1,559
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2029	460	476
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2029	480	495
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2029	875	906
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2029	500	517
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	5/1/2030	1,500	1,555
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2030	2,140	2,208
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2030	980	1,015
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2030	1,200	1,242
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2030	1,185	1,231
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2030	435	451
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2031	4,280	4,421
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2031	1,275	1,324
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2031	1,370	1,419
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2031	2,455	2,553
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2031	745	774
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	6/1/2032	4,660	4,842
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2032	2,405	2,489
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	11/1/2032	5,585	5,798
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project)	5.000%	7/1/2033	9,705	10,036
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.000%	6/1/2028	64,110	65,914
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	12/1/2028	18,145	18,862
	Black Belt Energy Gas District Natural Gas Revenue (Gas Project) PUT	5.500%	2/1/2029	37,945	39,554
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/2026	810	814
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/2049	68,250	68,546
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 6) PUT	4.000%	10/1/2052	137,965	139,179
[3]	Black Belt Energy Gas District Natural Gas Revenue (Project No. 7), SIFMA Municipal Swap Index Yield + 0.350%	2.510%	10/1/2052	48,940	48,918
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/2027	66,125	66,568
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/2027	70,240	70,705
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	6/1/2029	150	156
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	10/1/2030	8,845	9,256
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	12/1/2030	13,355	14,200
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.000%	7/1/2031	23,580	24,754
	Black Belt Energy Gas District Natural Gas Revenue PUT	5.250%	9/1/2032	7,500	7,667
[1,4]	Black Belt Energy Gas District Natural Gas Revenue PUT TOB	3.320%	6/15/2028	70,750	70,750
[3]	Black Belt Energy Gas District Natural Gas Revenue, 67% of SOFR + 1.400%	3.845%	7/1/2052	2,290	2,297
[3]	Black Belt Energy Gas District Natural Gas Revenue, SIFMA Municipal Swap Index Yield + 0.650%	2.810%	4/1/2053	6,000	5,967
	Chatom Industrial Development Board Electric Power & Light Revenue PUT	2.800%	8/1/2026	2,800	2,800
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2027	2,935	2,966
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2028	2,385	2,420
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2028	1,800	1,833
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2029	2,900	2,958
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2029	2,735	2,794
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	3/1/2030	3,000	3,063
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2030	2,500	2,553
	Energy Southeast A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2033	48,020	48,436
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2026	240	241
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2027	250	253

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2027	255	260
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2028	1,300	1,342
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	6/1/2028	475	487
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	11/1/2028	1,300	1,355
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	12/1/2028	600	618
	Energy Southeast A Cooperative District Natural Gas Revenue	5.500%	5/1/2029	900	942
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2029	240	248
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2030	1,000	1,040
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2031	1,300	1,356
	Energy Southeast A Cooperative District Natural Gas Revenue	5.000%	11/1/2032	1,450	1,515
	Energy Southeast A Cooperative District Natural Gas Revenue PUT	5.750%	11/1/2031	3,535	3,838
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2030	7,000	7,382
	Lower Alabama Gas District Natural Gas Revenue (Gas Project)	5.000%	12/1/2033	16,115	16,588
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	3.375%	6/26/2029	2,955	2,967
	Phenix City Industrial Development Board Industrial Revenue (MeadWestvaco Coated Board Project)	3.625%	5/15/2030	450	446
	Prattville Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	515	512
	Prattville Industrial Development Board Lease (Non-Terminable) Revenue (Union Camp Corp. Project)	5.300%	9/1/2028	505	525
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	7,090	7,090
	Selma Industrial Development Board Industrial Revenue PUT	3.450%	10/1/2031	2,270	2,255
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1)	5.000%	4/1/2027	3,925	3,964
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2026	420	422
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2027	1,250	1,264
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2027	600	611
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	5/1/2028	1,250	1,280
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	5.000%	11/1/2028	610	628
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2027	375	376
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2027	375	377
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	1/1/2028	415	419
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	7/1/2028	625	632
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2028	475	490
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue	5.000%	9/1/2029	685	713
	Southeast Energy Authority A Cooperative District Electric Power & Light Revenue PUT	5.250%	1/1/2033	490	500
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2026	330	330
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2026	1,000	1,000
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2026	1,000	1,004
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2026	1,635	1,642
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2027	565	570
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2027	1,535	1,562
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	11/1/2027	1,000	1,018
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2027	4,180	4,274
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2028	840	860
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	8/1/2028	1,115	1,149
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.250%	11/1/2028	3,515	3,641
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	2/1/2029	885	917
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	5.000%	10/1/2030	2,000	2,120
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/2026	850	851
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1) PUT	4.000%	10/1/2028	27,030	27,276
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.000%	12/1/2026	1,050	1,055
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3)	5.250%	12/1/2028	2,910	3,016
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 3) PUT	5.500%	12/1/2029	200	211
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 4) PUT	5.000%	8/1/2028	9,690	9,956
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 5) PUT	5.250%	7/1/2029	6,275	6,528
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2027	1,000	1,015
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	12/1/2027	330	337
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6)	5.000%	6/1/2028	1,200	1,234
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 6) PUT	5.000%	6/1/2030	430	450
[3]	Southeast Energy Authority A Cooperative District Natural Gas Revenue, 67% of SOFR + 1.790%	4.235%	5/1/2053	1,400	1,401
[5]	University of South Alabama College & University Revenue	5.000%	11/1/2027	4,185	4,295
[5]	University of South Alabama College & University Revenue	5.000%	11/1/2028	4,400	4,597
[5]	University of South Alabama College & University Revenue	5.000%	11/1/2029	4,630	4,905
[5]	University of South Alabama College & University Revenue	5.000%	11/1/2030	4,860	5,213
[5]	University of South Alabama College & University Revenue	5.000%	11/1/2031	5,110	5,540
	West Jefferson Industrial Development Board Industrial Revenue (Alabama Power Co. Project)	3.650%	6/1/2028	6,360	6,404
					1,362,754
Alaska (0.1%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2029	265	279
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2029	220	233
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2030	190	202
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/2030	190	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2031	100	108
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.500%	6/1/2027	985	979
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.550%	12/1/2027	995	987
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.650%	6/1/2028	1,010	999
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.700%	12/1/2028	1,025	1,012
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.750%	6/1/2029	1,035	1,021
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	2.800%	12/1/2029	490	479
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.000%	6/1/2030	300	294
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.050%	12/1/2030	540	529
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.200%	6/1/2031	1,035	1,029
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (Veterans Mortgage Program)	3.300%	12/1/2031	1,015	981
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2030	750	803
					10,138
American Samoa (0.0%)
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2026	215	215
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2027	275	278
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2028	230	235
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2029	235	241
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2030	1,160	1,195
[1]	American Samoa Economic Development Authority Income Tax Revenue	5.000%	9/1/2031	285	294
					2,458
Arizona (1.6%)
[1,4]	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	8/6/2026	2,163	2,163
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/2027	150	150
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2028	8,915	9,216
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2029	3,000	3,147
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/2032	350	380
[1]	Arizona IDA Charter School Aid Revenue (Academics of Math & Science Projects)	5.000%	7/1/2032	195	199
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	1,250	1,247
	Arizona IDA Charter School Aid Revenue (Lehman Academy of Excellence Projects)	4.000%	7/1/2027	230	229
	Arizona IDA Local or Guaranteed Housing Revenue	3.625%	5/20/2033	26,356	26,077
	Arizona IDA Local or Guaranteed Housing Revenue (Glendale Senior Project) PUT	5.000%	10/1/2026	8,061	8,064
	Arizona IDA Local or Guaranteed Housing Revenue (Ironwood Ranch Apartments) PUT	5.000%	9/1/2026	5,138	5,145
	Arizona IDA Local or Guaranteed Housing Revenue (The Ranches at Gunsmoke Project) PUT	5.000%	11/1/2026	5,926	5,954
	Arizona IDA Local or Guaranteed Housing Revenue PUT	5.000%	1/1/2027	18,000	18,082
	Arizona IDA Local or Guaranteed Housing Revenue PUT	2.760%	7/1/2029	8,400	8,275
[1,4]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,395	3,395
[1,4]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	4,582	4,582
[1,4]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,420	3,420
[1,4]	Arizona IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,325	3,325
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	5,260	5,260
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,800	3,800
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	4,700	4,700
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,565	3,565
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	1,475	1,475
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	1,970	1,970
[1,4]	Arizona IDA Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	4,037	4,037
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/2024	2,580	3
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/2025	1,935	2
[1,6]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/2026	1,935	2
	Chandler IDA Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	12,755	12,871
[1,4]	Glendale Arizona IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.460%	8/6/2026	11,945	11,945
	Maricopa County AZ	2.620%	10/14/2026	30,000	29,993
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	4,695	4,736
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	4,280	4,575
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	2,755	2,972
[5]	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/2033	300	326
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/2028	11,000	11,346
	Maricopa County IDA Local or Guaranteed Housing Revenue (Marbella Ranch Phase I Project) PUT	2.810%	5/1/2029	4,065	4,006
[1,4]	Maricopa County IDA Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	4,275	4,275
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	2,530	2,521
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	0.875%	10/1/2026	1,445	1,440
	Maricopa County Pollution Control Corp. Electric Power & Light Revenue (Palo Verde Project) PUT	3.875%	6/1/2029	2,340	2,374
	Maricopa County School District No. 83-Cartwright Elementary Lease (Appropriation) Revenue	2.000%	10/1/2028	1,025	987
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue (Memorial Towers Project)	3.350%	12/1/2027	1,920	1,925
	Phoenix Arizona IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2028	4,265	4,262
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2028	3,750	3,757
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/2029	100	100
	Pima County IDA Local or Guaranteed Housing Revenue PUT	2.710%	4/1/2028	4,080	4,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Queen Creek AZ Excise Tax Sales Tax Revenue, Prere.	5.000%	8/1/2026	330	330
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	5,000	5,000
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	4,755	4,755
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	3,000	3,000
[1]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	2,080	2,080
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2026	1,775	1,786
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2027	12,450	12,743
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/2028	90	93
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.500%	12/1/2030	2,525	2,497
	Tempe IDA Health, Hospital, Nursing Home Revenue	3.750%	12/1/2031	4,010	3,971
	Tempe IDA Health, Hospital, Nursing Home Revenue (Friendship Village of Tempe Project)	4.000%	12/1/2029	380	384
	Tucson IDA Local or Guaranteed Housing Revenue (Lariat Village Project) PUT	3.050%	10/1/2028	1,000	997
	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	9/1/2026	12,500	12,500
	Yavapai County IDA Revenue	4.000%	10/1/2026	2,215	2,218
					288,670
Arkansas (0.1%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	4,000	4,005
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	745	745
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	765	770
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	750	764
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2029	1,530	1,550
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2027	3,380	3,427
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.875%	5/15/2027	3,885	3,879
	Arkansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.550%	6/1/2027	2,045	2,051
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,990	1,991
	Pulaski County AR Health, Hospital, Nursing Home Revenue	5.000%	3/1/2034	100	100
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2027	1,030	1,055
	Searcy AR Sales & Use Tax Sales Tax Revenue	5.000%	11/1/2028	1,310	1,365
					21,702
California (9.2%)
	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	1,315	1,315
	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	1,200	1,200
	Alameda County Oakland Unified School District GO	5.000%	8/1/2026	200	200
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	8,000	8,192
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	13,390	13,712
	Alameda County Oakland Unified School District GO	5.000%	8/1/2027	18,150	18,587
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	5,000	5,236
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	10,385	10,874
	Alameda County Oakland Unified School District GO	5.000%	8/1/2028	19,050	19,947
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	2,435	2,593
	Alameda County Oakland Unified School District GO	5.000%	8/1/2029	19,825	21,110
[2]	Amador Water Agency Water Revenue	5.000%	6/1/2027	400	408
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2026	1,000	1,002
	Antelope Valley Healthcare District Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	2,765	2,728
[7]	Atwater Elementary School District GO	0.000%	8/1/2029	1,025	933
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/2032	1,435	1,443
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	6,400	6,280
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.460%	4/1/2056	11,125	11,095
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.410%	2.570%	4/1/2056	9,000	8,946
[3]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 1.250%	3.410%	4/1/2036	35,375	35,415
	Burbank Unified School District GO	4.500%	8/1/2032	2,640	2,640
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	1,250	1,250
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2026	315	315
	California Community Choice Financing Authority Electric Power & Light Revenue	4.000%	8/1/2027	300	302
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	3/1/2028	1,000	1,024
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	11/1/2028	450	464
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2029	250	258
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2029	205	214
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2030	750	778
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2030	125	132
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	65,000	68,091
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	2/1/2031	535	557
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2031	140	149
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2032	120	128
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	7/1/2033	300	322
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2026	1,105	1,108
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2027	875	885
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	900	915
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	8,120	8,280

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2027	1,750	1,770
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2028	1,640	1,679
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,560	1,607
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	3,635	3,758
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	10/1/2028	1,750	1,793
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	12/1/2028	1,215	1,236
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	3/1/2031	500	521
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	66,140	66,617
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	5,295	5,480
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	51,180	53,047
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	4,890	5,105
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	36,635	37,383
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	19,385	19,553
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	163,770	169,684
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	9,750	9,743
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	33,645	34,302
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	400	417
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2027	365	369
[1]	California Enterprise Development Authority Lease (Abatement) Revenue TOB VRDO	2.190%	8/6/2026	3,515	3,515
	California GO	5.000%	8/1/2026	100	100
	California GO	4.000%	9/1/2032	885	885
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	2,200	2,201
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2028	200	200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2028	7,625	7,629
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	250	251
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	5,240	5,448
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	350	351
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	11,050	11,790
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,250	1,255
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	2,775	2,980
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	5,095	5,204
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	8,700	8,922
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	59,815	63,720
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	4,275	4,643
[1,4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.250%	8/6/2026	12,735	12,735
[1,4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/6/2026	5,395	5,395
[3]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 2.500%	4.660%	11/15/2051	3,950	3,954
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	8/1/2027	300	301
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	2/1/2028	855	857
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	8/1/2028	545	547
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	2/1/2029	585	587
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	8/1/2029	920	923
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	2/1/2030	460	462
[8]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/2030	955	958
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/2033	8,910	8,977
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	14,000	14,017
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	275	273
[1,4]	California Housing Finance Agency Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.410%	8/6/2026	9,260	9,260
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	3.000%	10/1/2026	250	250
[3]	California Infrastructure & Economic Development Bank Private Schools Revenue, SIFMA Municipal Swap Index Yield + 0.900%	3.060%	8/1/2072	21,535	21,531
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/2027	15	15
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	2,595	2,608
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	290	293
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,365	1,396
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	305	313
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,430	1,484
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	320	331
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	150	155
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	335	349
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,000	1,011
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	150	160
[1,4,9]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.230%	8/6/2026	7,115	7,115
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,500	1,500
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	9/1/2027	115	114
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	2,600	2,604
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	1/1/2028	6,020	6,006
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	1,078	1,076

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,638	1,632
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	2/1/2029	15,000	14,954
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	325	324
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2029	1,670	1,658
[1,4]	California Municipal Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.410%	8/6/2026	8,025	8,025
[1]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,800	1,800
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	4.000%	9/1/2030	150	148
	California Pollution Control Financing Authority Water Revenue PUT	3.700%	9/1/2028	1,250	1,264
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	750	786
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2029	700	701
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	450	476
[1]	California Public Finance Authority Lease Revenue TOB VRDO	2.230%	8/6/2026	5,250	5,250
[1]	California Public Finance Authority Local or Guaranteed Housing Revenue PUT	5.100%	4/1/2033	12,945	12,958
[1,4]	California Public Finance Authority Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.410%	8/6/2026	15,905	15,905
[1]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2029	500	500
[1]	California School Finance Authority Charter School Aid Revenue GAN	4.400%	12/1/2026	2,085	2,086
[1]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2031	580	577
	California State University College & University Revenue	5.000%	11/1/2028	6,685	7,039
	California State University College & University Revenue PUT	2.900%	11/1/2029	17,445	17,373
	California State University College & University Revenue PUT	2.900%	11/1/2029	16,160	16,094
	California State University College & University Revenue PUT	3.150%	11/1/2032	1,985	1,965
	California State University College & University Revenue PUT	0.550%	11/1/2049	12,685	12,621
	California State University College & University Revenue PUT	3.125%	11/1/2051	3,000	3,003
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	118,415	123,262
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/2029	820	821
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	21,000	22,426
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	1,000	1,001
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	1,085	1,086
[1,4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.340%	8/6/2026	4,205	4,205
[5]	Campbell Union High School District GO	5.000%	8/1/2027	205	209
[5]	Campbell Union High School District GO	5.000%	8/1/2029	1,915	2,028
[5]	Campbell Union High School District GO	5.000%	8/1/2031	1,000	1,090
[9]	Center Unified School District GO	4.000%	8/1/2026	100	100
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2029	135	140
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2030	265	275
	Central Valley Energy Authority Natural Gas Revenue	5.000%	8/1/2031	325	339
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2027	230	235
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2028	245	253
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2029	255	266
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2030	270	284
	Chino Community Facilities District Special Tax Revenue	5.000%	9/1/2031	285	299
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	6,650	6,649
	Imperial County CA Special Tax Revenue	2.500%	9/1/2028	160	154
	Imperial County CA Special Tax Revenue	4.000%	9/1/2029	155	152
	Los Angeles CA Miscellaneous Taxes Revenue TRAN	5.000%	6/24/2027	41,670	42,551
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	4,705	4,713
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	890	899
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/2027	345	349
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	280	285
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	375	382
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	965	984
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,695	2,718
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,665	2,716
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	2,970	3,027
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	885	902
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	400	403
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	750	764
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2027	525	535
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,270	1,320
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	980	1,019
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	2,280	2,370
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	720	741
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	340	353
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	575	598
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	1,535	1,548
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	510	530
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	9,840	10,125
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,025	1,082

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	585	618
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	265	280
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	290	292
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	415	423
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	825	848
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	470	492
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	210	212
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	900	950
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	4,055	4,281
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,920	2,027
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	355	379
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	2,255	2,350
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	42,800	45,374
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	7,240	7,293
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2027	3,050	3,085
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	500	510
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	315	321
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	965	985
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	2,230	2,275
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	3,210	3,275
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2027	740	755
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	2,085	2,133
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	2,140	2,229
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,025	1,068
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	570	575
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	725	747
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	1,825	1,901
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	7,385	7,558
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	1,745	1,759
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	10,000	10,516
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	7,585	8,104
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	160	159
[1]	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue TOB VRDO	2.210%	8/6/2026	3,025	3,025
	Manteca Unified School District GO	5.000%	8/1/2026	250	250
[1]	Modesto Irrigation District Lease (Non-Terminable) Revenue TOB VRDO	2.190%	8/6/2026	3,750	3,750
	Murrieta Valley Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2030	100	100
[9]	Natomas Unified School District GO	5.000%	8/1/2032	165	165
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2026	500	500
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2027	735	746
	Northern California Energy Authority Natural Gas Revenue	5.000%	8/1/2028	1,500	1,543
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	27,690	28,934
[1]	Nuveen California AMT-Free Quality Municipal Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	22,100	22,100
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2027	35	36
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2028	70	72
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2029	100	104
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2030	115	120
	Orange County Community Facilities District Special Tax Revenue	5.000%	8/15/2031	150	156
	Oxnard School District BAN GO	0.000%	2/1/2031	815	698
	Palomar Health GO	5.000%	8/1/2028	665	665
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	1,600	1,601
[7]	Porterville Unified School District Facilities Improvement District GO	0.000%	8/1/2029	1,135	1,031
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	8,805	8,805
	Rialto CA Special Tax Revenue	4.000%	9/1/2031	115	111
	Riverside Community College District GO	4.000%	8/1/2026	100	100
	Romoland School District Special Tax Revenue	5.000%	9/1/2026	1,655	1,657
	Roseville CA Special Tax Revenue	2.250%	9/1/2027	500	490
[1,4,10]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	2.200%	8/6/2026	17,350	17,350
	Sacramento County CA Special Tax Revenue	5.000%	9/1/2026	3,850	3,855
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2026	6,850	6,880
[1]	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue TOB VRDO	2.160%	8/6/2026	935	935
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2028	500	501
	San Diego Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	9/1/2029	405	405
	San Francisco CA City & County Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2028	3,575	3,597
[1,4]	San Francisco CA City & County Public Utilities Commission Power Electric Power & Light Revenue TOB VRDO	2.410%	8/6/2026	1,140	1,140
[1,4]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.340%	8/6/2026	18,251	18,251
[1,4]	San Francisco City & County Local or Guaranteed Housing Revenue TOB VRDO	2.340%	8/6/2026	31,210	31,210
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2027	125	127
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue	5.000%	7/1/2028	500	513
	San Jose CA Local or Guaranteed Housing Revenue PUT	3.000%	3/1/2029	14,900	14,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose CA Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2029	23,284	23,086
	San Lorenzo Unified School District GO	4.000%	8/1/2030	100	100
[2]	San Luis Obispo County Financing Authority Water Revenue	5.000%	8/1/2030	625	626
[7]	San Ysidro School District GO	0.000%	8/1/2027	100	97
	Solano County Community College District GO	5.125%	8/1/2041	500	521
[9]	South Monterey County Joint Union High School District GO	4.000%	8/1/2026	100	100
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2029	600	623
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2030	1,060	1,133
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2031	1,100	1,189
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2031	1,465	1,532
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/2032	625	681
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	11/1/2032	500	523
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2026	500	501
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2027	500	507
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project)	5.000%	9/1/2028	1,000	1,024
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	56,370	58,482
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2030	985	1,052
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	2,540	2,542
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	7,000	7,291
	Stockton Unified School District GO	5.000%	8/1/2026	150	150
	Tahoe-Truckee Unified School District GO	5.000%	8/1/2039	200	200
	Tracy CA Community Facilities District Special Tax Revenue	5.000%	9/1/2029	75	77
[9]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2026	4,445	4,453
[9]	Tustin Unified School District Special Tax Revenue	5.000%	9/1/2027	3,345	3,433
[2]	Twin Rivers Unified School District GO	5.000%	8/1/2026	115	115
	University of California College & University Revenue	5.000%	11/15/2027	2,070	2,136
	University of California College & University Revenue	5.000%	11/15/2027	635	655
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/2027	485	491
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/2027	200	204
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	730	740
	Westside Union School District GO	5.000%	8/1/2026	250	250
	Yolo County CA Washington Unified School District GO	5.000%	8/1/2026	100	100
					1,677,941
Colorado (1.6%)
	Adams County Housing Authority Local or Guaranteed Housing Revenue (Verrbena Project)	4.000%	4/1/2029	1,170	1,177
	Adams County Housing Authority Local or Guaranteed Housing Revenue PUT	2.750%	11/1/2026	1,800	1,800
	Arkansas River Power Authority Electric Power & Light Revenue	5.000%	10/1/2030	500	514
[2]	Baseline Metropolitan District No. 1 GO	5.000%	12/1/2026	1,185	1,193
	Boulder CO Storm Water & Flood Management Water Revenue	3.000%	12/1/2029	520	510
	Broomfield CO City & County Sales & Use Sales Tax Revenue	3.000%	12/1/2026	1,685	1,683
[1]	Centerra Metropolitan District No. 1 Tax Increment/Allocation Revenue	5.000%	12/1/2029	4,768	4,774
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	370	372
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,400	1,410
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	715	732
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	400	409
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	650	667
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	500	518
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	10,000	10,508
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	17,650	18,601
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	471
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.500%	5/15/2030	450	438
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	360	381
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	830	889
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2032	14,000	15,063
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (CRAIG Hospital Project)	5.000%	12/1/2027	1,075	1,099
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	5,055	5,055
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/17/2026	30,065	30,089
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	95	96
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2028	5,000	5,206
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	17,000	17,709
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	20,000	21,480
[1,3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, 70% of TSFR1M + 1.500%	4.052%	2/1/2046	30,175	30,187
[3]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.550%	2.710%	5/15/2061	15,995	15,995
[1,4]	Colorado Health Facilities Authority Revenue TOB VRDO	2.190%	8/6/2026	7,640	7,640
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2028	5,275	5,262
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Albion Apartments Project) PUT	3.375%	7/1/2028	4,050	4,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Creekside Flats Project) PUT	3.000%	11/1/2029	1,400	1,377
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue (Multifamily Project)	3.150%	4/1/2029	3,455	3,429
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	11/1/2026	2,550	2,551
	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue PUT	3.180%	9/1/2027	750	751
[1,4]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,782	2,782
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2026	500	503
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2028	500	520
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2029	465	490
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2030	280	298
[2]	Colorado Science & Technology Park Metropolitan District No. 1 Intergovernmental Agreement Revenue	5.000%	12/1/2031	515	551
	Colorado Springs CO Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2029	4,295	4,237
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2027	3,750	3,755
	Denver City & County Housing Authority Local or Guaranteed Housing Revenue (4965 Washington Street Project)	5.000%	6/1/2029	705	729
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2027	2,250	2,261
	Denver Convention Center Hotel Authority Economic Development Revenue	5.000%	12/1/2028	4,205	4,225
[1]	Denver Health & Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	3,000	3,056
[3]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.700%	3.145%	9/1/2039	3,960	3,950
[1]	El Paso County School District No. 49 Falcon COP TOB VRDO	2.410%	8/6/2026	1,105	1,105
	Fort Collins Housing Authority Local or Guaranteed Housing Revenue (Village Eastbrook Apartments Project)	3.450%	5/1/2030	900	881
[9]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2030	290	310
[9]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2031	340	366
[9]	Fort Morgan CO Wastewater Sewer Revenue	5.000%	12/1/2032	140	151
	Garfield County School District No. Re002 Garfield GO	4.000%	12/1/2028	1,000	1,001
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO	2.500%	12/15/2027	1,025	1,012
[2]	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/2026	425	428
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2029	530	549
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/2031	125	132
	University of Colorado College & University Revenue PUT	2.000%	10/15/2026	4,460	4,449
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.500%	8/5/2026	31,115	31,115
[1]	Vail CO COP TOB VRDO	2.210%	8/6/2026	10,730	10,730
	Weld County School District No. RE-4 GO	5.000%	12/1/2031	1,500	1,510
					295,191
Connecticut (0.6%)
	Aquarion Water Authority Water Revenue	5.250%	2/1/2029	2,790	2,942
	Aquarion Water Authority Water Revenue	5.000%	8/1/2029	615	649
	Aquarion Water Authority Water Revenue	5.000%	8/1/2032	200	217
	Connecticut GO	5.000%	10/15/2033	535	537
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	340	341
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.550%	5/15/2028	390	392
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2028	100	100
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	5/15/2027	825	825
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.850%	5/15/2027	6,465	6,468
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	5/15/2028	1,695	1,699
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.100%	11/15/2028	4,910	4,893
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/15/2029	4,975	4,889
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/2029	300	304
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.950%	7/1/2027	450	451
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	470	497
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	12,885	13,910
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.400%	12/15/2031	1,165	1,168
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.600%	12/15/2032	2,450	2,455
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/2027	6,820	6,867
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	2,000	2,108
	East Lyme CT BAN GO	4.000%	8/6/2026	16,481	16,482
	Enfield CT BAN GO	4.000%	7/28/2027	7,750	7,838
[1,4]	New Haven CT GO PUT TOB	2.340%	10/22/2026	4,750	4,750
	Norwalk Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	18,090	18,095
	Stamford Housing Authority Health, Hospital, Nursing Home Revenue (Mozaic Concierge Living Project)	4.250%	10/1/2030	4,000	4,025
	Waterbury Housing Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2029	1,125	1,114
					104,016
Delaware (0.0%)
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2027	245	245
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.800%	1/1/2028	465	464
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.850%	7/1/2028	255	254
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.950%	1/1/2029	250	249
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	2.950%	7/1/2029	340	337
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	3.100%	1/1/2030	260	258
	Delaware State Housing Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2030	245	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/2027	260	260
					2,309
District of Columbia (1.2%)
	District of Columbia College & University Revenue	5.000%	4/1/2030	1,530	1,548
	District of Columbia College & University Revenue	5.000%	4/1/2031	2,490	2,517
	District of Columbia College & University Revenue	5.000%	4/1/2032	250	253
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	4,370	4,391
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2030	6,630	6,659
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/2031	1,115	1,119
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (2911 Rhode Island Apartments Project)	5.000%	3/1/2028	1,702	1,749
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Hillsdale Flats Phase I Project) PUT	3.150%	2/1/2029	775	774
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Paxton Project) PUT	3.200%	12/1/2026	1,075	1,075
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue (Wagner Senior Residence Project)	2.950%	9/1/2028	2,250	2,239
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2026	500	500
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	9,175	9,188
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	5,634	5,774
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2028	1,850	1,898
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.400%	9/1/2028	16,550	16,875
	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	3,900	3,895
[8]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2031	1,945	1,900
[1,4]	District of Columbia Housing Finance Agency Revenue TOB VRDO	2.560%	8/6/2026	7,100	7,100
	District of Columbia Water & Sewer Authority Water Revenue PUT	3.000%	10/1/2027	12,885	12,848
[4]	Metropolitan Washington Airports Authority Aviation Port, Airport & Marina Revenue VRDO	2.160%	8/6/2026	1,640	1,640
[1,4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	2.270%	8/6/2026	65,900	65,900
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue (Dulles Metrorail & Capital Improvements Projects) TOB VRDO	2.280%	8/6/2026	5,455	5,455
[1,9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	2.280%	8/6/2026	39,269	39,269
[2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/2026	500	503
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/2030	1,500	1,534
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	3.080%	8/3/2026	15,000	15,000
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	2.190%	8/6/2026	4,745	4,745
					216,348
Florida (4.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2026	240	240
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,450	1,458
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	275	275
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.750%	10/1/2030	200	200
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2030	135	135
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	110	111
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,243
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2026	2,195	2,197
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	16,335	17,465
	Broward County FL School District COP	5.000%	7/1/2031	105	107
	Broward County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	3/1/2027	2,275	2,275
	Cape Coral FL Water & Sewer Special Assessment Revenue	2.850%	3/1/2027	200	200
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.000%	3/1/2028	200	199
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.100%	3/1/2029	200	199
	Cape Coral FL Water & Sewer Special Assessment Revenue	3.250%	3/1/2030	205	203
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	3.250%	3/1/2031	440	434
[2]	Cape Coral FL Water & Sewer Special Assessment Revenue	3.350%	3/1/2032	315	310
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2026	400	400
[1]	Capital Trust Agency Inc. Charter School Aid Revenue (Franklin Academy Project)	5.000%	12/15/2027	990	990
[1]	Capital Trust Authority Charter School Aid Revenue (Imagine School at West Pasco Project)	5.500%	12/15/2033	670	606
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2030	10,695	11,401
	Capital Trust Authority Health, Hospital, Nursing Home Revenue (UF Health Projects)	5.000%	12/1/2032	16,710	18,067
[1]	Capital Trust Authority Miscellaneous Revenue	4.500%	6/15/2033	920	916
[1]	Central Florida Expressway Authority Highway Revenue TOB VRDO	2.310%	8/6/2026	7,045	7,045
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2029	1,000	1,048
	Collier County IDA Health, Hospital, Nursing Home Revenue (NHC Healthcare System Project) PUT	5.000%	10/1/2031	6,275	6,607
[1]	Curiosity Creek Community Development District Special Assessment Revenue	4.250%	5/1/2030	400	396
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	1,045	1,083
	Florida Development Finance Corp. Charter School Aid Revenue	4.875%	6/15/2030	750	742
	Florida Development Finance Corp. Charter School Aid Revenue (River City Science Academy Project)	4.000%	7/1/2031	290	284
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/2026	645	649
[1]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/2029	1,375	1,373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	15,945	17,074
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project) PUT	5.000%	10/1/2031	4,155	4,449
	Florida GO	3.000%	6/1/2028	900	900
[1]	Florida GO TOB VRDO	2.190%	8/6/2026	3,208	3,208
[1]	Florida GO TOB VRDO	2.190%	8/6/2026	2,220	2,220
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Flagler College Inc. Project)	5.000%	11/1/2027	1,095	1,099
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/2027	415	415
	Florida Higher Educational Facilities Financing Authority College & University Revenue (Rollins College Project)	5.000%	12/1/2027	1,005	1,024
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.800%	6/1/2027	4,530	4,532
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	625	625
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	1/1/2028	1,200	1,199
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	2,660	2,649
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2028	4,200	4,222
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2028	1,225	1,225
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.850%	10/1/2028	4,575	4,534
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,415	1,412
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	3,650	3,643
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	2,635	2,628
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	1/1/2029	595	594
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2029	1,575	1,554
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2029	6,355	6,272
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	8/1/2029	655	648
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2029	5,000	4,979
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.100%	6/1/2030	10,930	10,736
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2027	5,685	5,695
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/2028	23,145	23,184
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.200%	11/15/2030	1,380	1,383
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.450%	11/15/2031	950	952
[1]	Florida Local Government Finance Commission Health, Hospital, Nursing Home Revenue (Fleet Landing At Nocatee Project)	4.700%	11/15/2031	4,000	4,011
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/2028	1,685	1,691
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/2029	1,115	1,118
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	2,750	2,753
[2]	Hernando County School District COP	5.000%	7/1/2027	1,000	1,001
[2]	Hernando County School District COP	5.000%	7/1/2028	2,000	2,003
[2]	Hernando County School District COP	5.000%	7/1/2029	1,705	1,707
[2]	Hernando County School District COP	5.000%	7/1/2030	1,650	1,652
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	9/1/2027	230	230
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.125%	12/1/2027	2,385	2,382
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2028	5,000	5,010
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2028	2,450	2,451
	Hillsborough County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	5/1/2029	5,225	5,167
[1]	Hillsborough County IDA Tobacco & Liquor Taxes Revenue	5.000%	9/1/2026	6,340	6,349
[1]	Hillsborough County IDA Tobacco & Liquor Taxes Revenue	5.000%	9/1/2027	6,655	6,784
[1]	Hillsborough County IDA Tobacco & Liquor Taxes Revenue	5.000%	9/1/2028	3,990	4,132
[1]	Hillsborough County Industrial Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,585	2,628
	Hillsborough County School Board (Master Lease Program) COP	3.500%	7/1/2031	1,100	1,082
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	1,745	1,747
	Jacksonville Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,300	2,288
	JEA FL Water System CP	2.620%	10/8/2026	25,000	24,998
[1]	JEA Water & Sewer System Water Revenue TOB VRDO	2.190%	8/6/2026	6,015	6,015
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	3,195	3,213
[5]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,500	2,563
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	655	659
[5]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	3,600	3,752
[5]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	3,000	3,169
[5]	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	3,045	3,242
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/2026	230	230
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.125%	11/15/2029	1,440	1,441
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.375%	11/15/2029	250	250
	Lee County FL IDA Health, Hospital, Nursing Home Revenue	4.750%	11/15/2029	1,000	1,002
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project)	5.000%	4/1/2030	5,895	6,278
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project)	5.000%	4/1/2031	14,200	15,282
	Lee County FL IDA Health, Hospital, Nursing Home Revenue (Lee Health System Inc. Project)	5.000%	4/1/2032	3,935	4,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	4.000%	11/1/2027	4,875	4,886
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.500%	12/1/2027	1,420	1,424
	Lee County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2029	800	780
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2029	250	253
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2030	2,650	2,676
[2]	Manatee County School District Sales Tax Revenue	5.000%	10/1/2031	1,500	1,514
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/2033	1,000	1,097
[1,4]	Miami-Dade County Educational Facilities Authority College & University Revenue TOB VRDO	2.190%	8/6/2026	8,620	8,620
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/2030	1,225	1,227
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2030	1,485	1,490
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/2033	505	507
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/2027	2,400	2,407
[1,4]	Miami-Dade County FL Water & Sewer System Water Revenue TOB VRDO	2.190%	8/6/2026	1,470	1,470
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Rainbow Village Project) PUT	3.550%	3/1/2028	1,205	1,214
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue (Yaeger Plaza Project) PUT	3.150%	8/1/2028	1,005	1,005
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	1/1/2028	8,060	8,083
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	4/1/2028	1,410	1,393
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	1,220	1,208
	Miami-Dade County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2029	32,875	32,818
	Miami-Dade County IDA Charter School Aid Revenue (Mater Academy Projects)	4.000%	6/15/2031	250	249
	North Miami Community Redevelopment Agency Economic Development Revenue	5.000%	3/1/2029	1,375	1,431
[1]	North Springs Improvement District Special Assessment Revenue	4.250%	5/1/2028	625	629
	North Sumter County Utility Dependent District Resource Recovery Revenue	5.000%	10/1/2026	1,395	1,399
	Okeechobee County FL Resource Recovery Revenue PUT	3.800%	7/2/2029	1,920	1,931
[1,4]	Omni Redevelopment District Community Redevelopment Agency Tax Increment/Allocation Revenue PUT TOB	2.340%	9/10/2026	9,575	9,575
[1,4]	Omni Redevelopment District Community Redevelopment Agency Tax Increment/Allocation Revenue TOB VRDO	2.460%	8/6/2026	30,630	30,630
[1]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	8/6/2026	13,870	13,870
[1]	Orange County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	8/6/2026	27,120	27,120
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	350	350
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	625	635
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,085	1,109
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	650	670
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,080	1,137
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	5,290	5,322
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	6/1/2027	18,370	18,402
	Orange County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2028	10,915	10,930
[1,4]	Orlando FL Community Redevelopment Agency Tax Increment/Allocation Revenue TOB VRDO	2.460%	8/6/2026	55,135	55,135
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/2028	2,465	2,323
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	4/1/2028	1,355	1,345
	Osceola County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	565	558
	Palm Beach County Educational Facilities Authority College & University Revenue	4.000%	10/1/2026	245	245
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Project)	5.000%	11/1/2028	425	440
[1,4]	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	8/6/2026	18,900	18,900
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue	2.800%	2/1/2027	529	528
	Palm Beach County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	2/1/2029	530	525
	Parrish Lakes Community Development District Special Assessment Revenue	5.000%	5/1/2031	80	81
[1]	Pasco County FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/2030	5,360	5,649
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2027	905	928
[2]	Pasco County FL Intergovernmental Agreement Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/2028	950	992
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue (Citrus Grove Apartments Project) PUT	3.300%	1/1/2027	4,750	4,750
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	10/1/2028	13,175	13,110
	Pinellas County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	14,415	14,419
	Pinery Community Development District Special Assessment Revenue	4.250%	5/1/2031	170	166
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	1,250	1,249
	Polk County Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.900%	7/1/2028	1,350	1,339
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	12,155	12,155
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	8,750	8,750
[2]	Santa Rosa County School Board COP	5.000%	2/1/2028	1,000	1,030
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/2029	530	532
[1,4]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	15,820	15,820
[1]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.260%	8/6/2026	12,000	12,000
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2028	250	248
[1]	Seminole County IDA Charter School Aid Revenue (Galileo Schools for Gifted Learning Project)	4.000%	6/15/2029	255	252
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	5,250	5,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	19,375	20,544
[1,4]	St. Johns County IDA Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	8/6/2026	5,760	5,760
[1]	Sunrise Community Development District Special Assessment Revenue	4.250%	5/1/2030	305	302
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/2029	1,310	1,312
[1]	Tampa Florida Water & Wastewater System Water Revenue TOB VRDO	2.190%	8/6/2026	10,000	10,000
[1]	Venice FL Health, Hospital, Nursing Home Revenue (Village on the ISLE Project)	4.500%	1/1/2030	120	120
[1]	Village Community Development District No. 15 Special Assessment Revenue	4.250%	5/1/2028	250	252
	Village Community Development District No. 16 Special Assessment Revenue	3.550%	5/1/2030	1,000	992
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2028	400	410
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2029	935	969
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	425	444
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2030	500	519
	Volusia County Educational Facility Authority College & University Revenue (Stetson University Inc. Project)	5.000%	6/1/2031	1,230	1,291
	West Villages Improvement District Special Assessment Revenue	4.000%	5/1/2027	265	265
	Woodlands Section 9 Community Development District Special Assessment Revenue	4.250%	5/1/2031	250	244
					750,161
Georgia (4.2%)
	Albany-Dougherty County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	9/1/2026	3,060	3,065
	Athens Housing Authority Local or Guaranteed Housing Revenue PUT	3.230%	6/1/2029	4,250	4,246
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue	2.980%	1/1/2034	996	904
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue (Englewood Senior Apartments Project) PUT	5.000%	5/1/2027	4,473	4,535
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	1,250	1,253
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.450%	2/1/2028	11,016	11,032
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.750%	5/1/2028	4,400	4,360
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,350	2,345
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2028	2,050	2,045
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2028	2,665	2,665
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	2.970%	12/1/2028	2,100	2,079
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2028	1,550	1,546
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2029	7,565	7,579
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,305	1,302
	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue PUT	4.700%	8/1/2044	835	834
[1,4]	Atlanta Urban Residential Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,442	3,442
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	3.950%	3/8/2028	9,555	9,680
	Bartow County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Bowen Project) PUT	2.900%	8/21/2029	10,000	9,907
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	1,720	1,723
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.375%	3/12/2027	3,145	3,150
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.700%	6/13/2028	3,345	3,380
	Burke County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Vogtle Project) PUT	3.300%	8/21/2029	3,640	3,648
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	7,465	7,511
	Burke County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Vogtle Project) PUT	3.600%	2/1/2030	2,330	2,344
	Burke County Development Authority Electric Power & Light Revenue PUT	2.900%	8/21/2029	8,315	8,238
	Burke County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,745	10,775
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2027	500	509
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2027	100	102
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2028	750	777
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2028	100	103
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2029	230	241
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2030	135	141
	Cobb County Development Authority Local or Guaranteed Housing Revenue	5.000%	6/15/2032	535	571
[1,4]	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.250%	8/6/2026	4,135	4,135
	College Park Housing Authority Local or Guaranteed Housing Revenue (Brad Blue Sky Apartments LLC Project) PUT	3.450%	4/1/2028	2,614	2,625
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (Columbus Garden Project) PUT	5.000%	4/1/2027	785	795
	Columbus County Housing Authority Local or Guaranteed Housing Revenue (HCAG RAD II Project) PUT	3.300%	11/1/2027	1,185	1,187
[2]	Dade County Water & Sewer Authority Water Revenue	3.900%	7/1/2028	200	200
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Calvin Court Project) PUT	3.600%	8/1/2027	1,530	1,537
	Decatur Housing Authority Local or Guaranteed Housing Revenue (Philips Tower Project) PUT	3.250%	9/1/2027	1,090	1,091
[2]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/2032	11,000	11,039
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue	5.000%	12/1/2032	2,285	2,390
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	8/1/2028	675	673

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DeKalb County Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,465	1,466
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2026	300	301
	Fayette County Development Authority Recreational Revenue (United States Soccer Federation Inc. Project)	5.000%	10/1/2028	325	336
[1,4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.250%	8/6/2026	5,835	5,835
[1,4]	Fulton County Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.250%	8/6/2026	7,500	7,500
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2027	765	767
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	4.000%	4/1/2028	800	805
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/2028	1,000	1,011
[1,9]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.270%	8/6/2026	12,160	12,160
[1,2,4]	Georgia Municipal Electric Authority Nuclear Revenue TOB VRDO	2.270%	8/6/2026	8,960	8,960
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,650	1,652
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	11/1/2027	8,643	8,831
	Griffin Housing Authority Local or Guaranteed Housing Revenue PUT	3.125%	3/1/2028	1,025	1,024
	Lawrenceville Housing Authority Local or Guaranteed Housing Revenue (Applewood Towers Project) PUT	5.000%	10/1/2027	962	983
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (CAHEC GA Portfolio Ii Project) PUT	3.150%	2/1/2028	1,025	1,025
	Macon-Bibb County Housing Authority Local or Guaranteed Housing Revenue (West Club Apartments Project) PUT	3.100%	6/1/2028	2,884	2,880
	Main Street Energy Inc. Natural Gas Revenue (Energy Project)	5.000%	12/1/2029	1,225	1,264
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	625	626
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	285	285
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2026	275	275
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2026	2,200	2,204
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	1,000	1,005
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	875	880
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2026	2,900	2,915
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	1,000	1,011
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2027	620	627
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	1,250	1,265
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2027	250	253
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	850	866
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	509
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/2027	500	509
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/2027	1,400	1,434
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	1,570	1,579
	Main Street Natural Gas Inc. Natural Gas Revenue	4.000%	12/1/2027	3,140	3,156
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,700	1,731
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	1,000	1,019
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	2,800	2,851
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2027	665	678
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	650	667
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	3/1/2028	700	718
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	1,665	1,703
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2028	535	549
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,045	2,102
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	595	615
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	1,250	1,285
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	2,225	2,287
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	12/1/2028	750	774
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2029	500	518
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	6/1/2030	565	584
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2026	131,505	131,628
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/2027	92,060	92,872
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2028	104,695	105,229
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2029	40,055	41,252
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/2029	41,270	41,438
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	3/1/2030	2,815	2,944
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	6/1/2030	19,775	20,448
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	9/1/2030	42,700	44,844
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	5.000%	12/1/2030	1,845	1,920
	Metropolitan Atlanta Rapid Transit Authority CP	2.500%	9/15/2026	10,700	10,698
	Monroe County Development Authority Electric Power & Light Revenue (Georgia Power Co. Plant Scherer Project) PUT	2.800%	3/6/2031	6,065	5,919
	Monroe County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Scherer Project) PUT	3.600%	2/1/2030	3,370	3,391
	Monroe County Development Authority Electric Power & Light Revenue PUT	3.350%	3/27/2030	10,045	10,073
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	2,295	2,240

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	1,680	1,640
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.800%	3/6/2031	3,370	3,289
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/2031	1,000	1,001
	Savannah Economic Development Authority Industrial Revenue PUT	3.450%	10/1/2031	100	99
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2027	1,000	1,021
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2028	3,250	3,384
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2029	3,000	3,175
[1]	Savannah Hospital Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/2030	3,000	3,211
	Savannah Housing Authority Local or Guaranteed Housing Revenue (Montgomery Landing Project) PUT	3.150%	7/1/2028	1,320	1,320
	Warner Robins Housing Authority Resident Council Corp. Local or Guaranteed Housing Revenue (Arbours at Wellston Project) PUT	5.000%	2/1/2028	828	851
					769,871
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/2029	235	245
	Guam Income Tax Revenue	5.000%	12/1/2026	1,500	1,504
	Guam Income Tax Revenue	5.000%	12/1/2029	1,000	1,002
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	950	971
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2028	1,365	1,394
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	575	596
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2029	1,105	1,143
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2030	480	501
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/2031	625	658
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2026	1,910	1,915
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	3,645	3,709
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2027	450	458
					14,096
Hawaii (0.3%)
	Hawaii GO	4.000%	10/1/2030	1,855	1,857
	Hawaii GO	4.000%	8/1/2032	8,500	8,504
	Hawaii GO	4.000%	8/1/2033	4,655	4,657
	Hawaii GO	4.000%	8/1/2034	4,060	4,061
	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue PUT	3.300%	12/1/2027	21,735	21,805
	Honolulu HI City & County Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	4,595	4,726
					45,610
Idaho (0.1%)
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2027	1,000	1,001
	Idaho Bond Bank Authority Miscellaneous Revenue	4.000%	9/15/2028	1,530	1,531
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,000	1,000
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	250	250
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (Partners in Healthcare Project)	4.500%	11/1/2026	245	245
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	2.600%	1/1/2027	95	95
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	2.650%	7/1/2027	295	294
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	2.700%	1/1/2028	315	313
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	2.750%	7/1/2028	290	288
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	2.850%	1/1/2029	325	322
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	2.950%	7/1/2029	310	307
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	3.000%	1/1/2030	170	168
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	3.000%	7/1/2030	200	197
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	3.100%	1/1/2031	340	339
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	3.200%	1/1/2032	335	327
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue	3.250%	7/1/2032	100	98
	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue PUT	3.350%	2/1/2029	2,700	2,702
[1]	Idaho Housing & Finance Association Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	9,140	9,140
					18,617
Illinois (5.4%)
	Adams County School District No. 172 GO	5.000%	2/1/2027	150	151
	Adams County School District No. 172 GO	5.000%	2/1/2028	180	185
[2]	Adams County School District No. 172 GO	5.000%	2/1/2029	130	136
[2]	Adams County School District No. 172 GO	5.000%	2/1/2030	150	159
[2]	Adams County School District No. 172 GO	5.000%	2/1/2031	150	161
	Arlington Heights IL GO	3.000%	12/1/2028	805	798
	Chicago Board of Education GO	0.000%	12/1/2026	4,500	4,448
[7]	Chicago Board of Education GO	0.000%	12/1/2026	5,055	4,997
[2]	Chicago Board of Education GO	5.000%	12/1/2026	2,775	2,792
	Chicago Board of Education GO	5.000%	12/1/2026	10,270	10,295
	Chicago Board of Education GO	5.000%	12/1/2026	710	712
	Chicago Board of Education GO	5.000%	12/1/2026	6,825	6,841
	Chicago Board of Education GO	5.000%	12/1/2026	3,045	3,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/2026	4,435	4,446
[2,11]	Chicago Board of Education GO	5.500%	12/1/2026	3,320	3,345
[10]	Chicago Board of Education GO	5.500%	12/1/2026	1,250	1,256
[7]	Chicago Board of Education GO	0.000%	12/1/2027	110	105
[7]	Chicago Board of Education GO	0.000%	12/1/2027	855	815
	Chicago Board of Education GO	4.000%	12/1/2027	1,555	1,550
[2]	Chicago Board of Education GO	5.000%	12/1/2027	550	562
[2]	Chicago Board of Education GO	5.000%	12/1/2027	4,705	4,811
	Chicago Board of Education GO	5.000%	12/1/2027	7,590	7,661
	Chicago Board of Education GO	5.250%	12/1/2027	1,000	1,013
	Chicago Board of Education GO	5.250%	12/1/2027	250	253
[10]	Chicago Board of Education GO	5.500%	12/1/2027	3,075	3,131
[7]	Chicago Board of Education GO	0.000%	12/1/2028	1,160	1,064
[2]	Chicago Board of Education GO	5.000%	12/1/2028	1,495	1,558
	Chicago Board of Education GO	5.000%	12/1/2028	1,295	1,314
	Chicago Board of Education GO	5.000%	12/1/2028	3,440	3,490
	Chicago Board of Education GO	5.250%	12/1/2028	1,505	1,536
	Chicago Board of Education GO	5.250%	12/1/2028	275	281
[7]	Chicago Board of Education GO	0.000%	12/1/2029	210	185
[7]	Chicago Board of Education GO	0.000%	12/1/2029	225	198
[2]	Chicago Board of Education GO	5.000%	12/1/2029	6,425	6,670
	Chicago Board of Education GO	5.000%	12/1/2029	4,000	4,063
	Chicago Board of Education GO	5.000%	12/1/2029	330	335
	Chicago Board of Education GO	5.000%	12/1/2029	1,000	1,011
	Chicago Board of Education GO	5.250%	12/1/2029	1,530	1,567
	Chicago Board of Education GO	5.250%	12/1/2029	290	297
[7]	Chicago Board of Education GO	0.000%	12/1/2030	175	147
	Chicago Board of Education GO	5.000%	12/1/2030	2,000	2,026
	Chicago Board of Education GO	5.000%	12/1/2030	6,205	6,262
	Chicago Board of Education GO	5.000%	12/1/2030	13,600	13,673
[2]	Chicago Board of Education GO	5.000%	12/1/2030	3,840	3,974
	Chicago Board of Education GO	5.000%	12/1/2030	1,015	1,032
	Chicago Board of Education GO	5.250%	12/1/2030	1,100	1,128
	Chicago Board of Education GO	5.250%	12/1/2030	350	359
[1]	Chicago Board of Education GO	6.750%	12/1/2030	10,840	11,179
[2]	Chicago Board of Education GO	5.000%	12/1/2031	105	108
	Chicago Board of Education GO	5.000%	12/1/2031	1,670	1,687
	Chicago Board of Education GO	5.000%	12/1/2031	500	504
	Chicago Board of Education GO	5.000%	12/1/2031	3,590	3,605
	Chicago Board of Education GO	5.500%	12/1/2031	2,000	2,096
	Chicago Board of Education GO	5.000%	12/1/2033	14,000	14,000
	Chicago Board of Education GO	5.000%	12/1/2033	2,875	2,885
	Chicago IL GO	5.000%	1/1/2027	6,410	6,440
	Chicago IL GO	5.000%	1/1/2027	2,475	2,487
	Chicago IL GO	5.000%	1/1/2028	1,000	1,015
	Chicago IL GO	5.000%	1/1/2028	910	924
	Chicago IL GO	5.000%	1/1/2028	5,515	5,599
	Chicago IL GO	4.000%	1/1/2029	8,493	8,486
	Chicago IL GO	5.000%	1/1/2029	12,545	12,819
	Chicago IL GO	5.000%	1/1/2029	2,000	2,044
	Chicago IL GO	5.000%	1/1/2029	805	823
	Chicago IL GO	4.000%	1/1/2030	1,820	1,808
	Chicago IL GO	5.000%	1/1/2030	2,470	2,532
	Chicago IL GO	5.000%	1/1/2030	3,655	3,747
	Chicago IL GO	5.000%	1/1/2031	3,900	3,980
	Chicago IL GO	5.000%	1/1/2031	500	513
	Chicago IL GO	5.000%	1/1/2031	3,580	3,673
	Chicago IL GO	5.000%	1/1/2032	850	869
	Chicago IL GO	5.000%	1/1/2033	2,540	2,587
	Chicago IL GO	5.000%	1/1/2033	4,620	4,742
[1,4]	Chicago IL GO TOB VRDO	2.220%	8/6/2026	45,000	45,000
[1,4]	Chicago IL GO TOB VRDO	2.290%	8/6/2026	7,000	7,000
[7]	Chicago IL GO, ETM	0.000%	1/1/2027	2,050	2,024
	Chicago IL Local or Guaranteed Housing Revenue (The AVE SW Project) PUT	3.200%	10/1/2027	2,350	2,353
	Chicago IL Local or Guaranteed Housing Revenue (United Yards 1A Project) PUT	3.500%	8/1/2026	1,100	1,100
[1,9]	Chicago IL Transit Authority Sales Tax Revenue TOB VRDO	2.280%	8/6/2026	2,500	2,500
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2027	600	605
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	2,165	2,183
[2]	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/2029	3,345	3,374
[1,2]	Chicago IL Wastewater Transmission Sewer Revenue TOB VRDO	2.280%	8/6/2026	1,990	1,990

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	Chicago IL Water Revenue TOB VRDO	2.190%	8/6/2026	1,785	1,785
	Chicago IL Waterworks Water Revenue	4.000%	11/1/2026	425	426
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	650	653
[5]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2026	2,200	2,211
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	1,000	1,025
[5]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2027	8,450	8,661
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	3,725	3,745
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,580	2,648
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	2,200	2,296
[5]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2028	17,060	17,806
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,024
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	2,225	2,237
[2]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	3,500	3,519
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	1,000	1,005
[5]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2029	13,600	14,396
[5]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2030	7,500	8,029
[10]	Chicago IL Waterworks Water Revenue	5.750%	11/1/2030	5,785	6,072
	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	1,000	1,005
[5]	Chicago IL Waterworks Water Revenue	5.000%	11/1/2031	2,275	2,460
[1,4]	Chicago IL Waterworks Water Revenue TOB VRDO	2.190%	8/6/2026	2,250	2,250
[1,2]	Chicago IL Waterworks Water Revenue TOB VRDO	2.260%	8/6/2026	2,895	2,895
[1,4]	Chicago Illinois Water Revenue TOB VRDO	2.190%	8/6/2026	2,650	2,650
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.220%	8/3/2026	4,985	4,985
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	3.300%	8/3/2026	4,000	4,000
[1]	Chicago O'Hare International Airport Port, Airport & Marina Revenue TOB VRDO	2.330%	8/6/2026	9,985	9,985
	Chicago Park District GO	5.000%	1/1/2029	875	915
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2027	1,250	1,270
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	1,375	1,423
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/2028	2,730	2,826
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/2030	100	107
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	3.250%	8/3/2026	5,770	5,770
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	2.210%	8/6/2026	16,905	16,905
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue TOB VRDO	2.210%	8/6/2026	4,500	4,500
[1]	Chicago Transit Authority Sales Tax Revenue TOB VRDO	2.300%	8/6/2026	7,500	7,500
[9]	Cook County Community College District No. 508 GO	5.000%	12/1/2027	1,000	1,025
[1,9]	Cook County Community College District No. 508 GO TOB VRDO	2.260%	8/6/2026	6,000	6,000
[9]	Cook County High School District No. 205 Thornton Township GO	5.000%	12/1/2026	2,045	2,058
	Cook County IL GO	5.000%	11/15/2028	4,110	4,136
	Cook County IL GO	5.000%	11/15/2029	6,525	6,564
	Cook County IL GO	5.000%	11/15/2031	450	452
	Cook County IL Sales Tax Revenue	5.000%	11/15/2026	620	624
	Evanston IL GO	3.000%	12/1/2028	2,535	2,513
	Glenview IL GO	3.000%	12/1/2029	875	856
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.850%	3/1/2030	965	942
	Illinois Finance Authority	2.550%	9/9/2026	50,000	49,994
	Illinois Finance Authority	2.550%	9/17/2026	7,000	6,999
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/2026	200	201
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2027	405	405
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2027	130	131
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2028	580	580
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2028	350	354
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2029	1,815	1,810
	Illinois Finance Authority Charter School Aid Revenue	4.000%	11/1/2029	275	278
[1]	Illinois Finance Authority Charter School Aid Revenue	4.000%	10/1/2030	630	622
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/2031	645	672
	Illinois Finance Authority Charter School Aid Revenue	5.000%	12/1/2032	675	704
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	890	889
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2026	1,065	1,064
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2027	400	404
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2028	750	751
	Illinois Finance Authority College & University Revenue	5.000%	12/1/2028	500	500
	Illinois Finance Authority College & University Revenue	5.000%	4/1/2029	600	620
	Illinois Finance Authority College & University Revenue	5.000%	10/1/2029	995	998
	Illinois Finance Authority College & University Revenue	5.000%	9/1/2031	500	492
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2031	1,060	1,060
	Illinois Finance Authority College & University Revenue	4.000%	10/1/2032	1,240	1,240
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2026	400	400
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2027	215	218
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2028	675	694
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2030	375	391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority College & University Revenue (Bradley University Project)	5.000%	8/1/2031	525	550
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	1,250	1,251
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	2,840	2,852
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	180	182
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2027	635	643
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,735	1,762
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	1,835	1,869
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	350	358
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	110	113
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	665	685
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,820	1,875
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	665	688
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	635	659
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,205	1,211
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	540	564
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	225	236
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	465	485
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	700	733
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	445	467
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	4,465	4,505
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	440	466
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	490	516
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2030	470	497
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	13,705	14,442
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2031	640	686
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.650%	5/1/2031	290	287
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2031	515	546
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	16,415	17,658
[5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	215	229
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2033	2,290	2,307
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue (Advocate Health Care Project)	4.000%	11/1/2030	455	460
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2026	15,330	15,342
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2027	6,790	6,890
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	3,255	3,423
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	16,430	17,597
[1,4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	14,310	14,310
[1,4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.460%	8/6/2026	14,400	14,400
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.460%	4/1/2051	5,705	5,705
[3]	Illinois Finance Authority Recreational Revenue, 70% of SOFR + 1.150%	3.705%	11/1/2034	7,815	7,829
	Illinois Finance Authority Water Revenue PUT	3.875%	9/1/2028	1,080	1,093
	Illinois GO	5.000%	11/1/2027	650	653
	Illinois GO	4.000%	3/1/2028	300	304
	Illinois GO	5.000%	3/1/2028	500	516
	Illinois GO	5.000%	6/1/2028	520	521
	Illinois GO	5.000%	11/1/2028	4,050	4,068
	Illinois GO	3.500%	6/1/2029	2,410	2,410
	Illinois GO	5.000%	10/1/2029	900	934
	Illinois GO	5.000%	11/1/2029	1,950	1,994
	Illinois GO	5.125%	12/1/2029	1,180	1,210
	Illinois GO	4.125%	11/1/2031	1,440	1,441
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.200%	10/1/2027	1,000	1,011
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	4/1/2028	290	302
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.500%	10/1/2028	250	263
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	10/1/2029	515	535
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	2,793	2,801
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.450%	12/1/2027	5,275	5,282
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.380%	1/1/2028	7,475	7,485
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	950	950
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2028	2,395	2,395
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	1,543	1,532
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2028	585	581
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	2,270	2,261
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	710	710
[8]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2028	3,100	3,117
[1]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.200%	8/6/2026	1,245	1,245
[1]	Illinois Housing Development Authority Multifamily Housing Revenue TOB VRDO	2.460%	8/6/2026	30,605	30,605
	Illinois Sales Tax Revenue	5.000%	6/15/2027	3,000	3,057
	Illinois Sales Tax Revenue	5.000%	6/15/2027	6,500	6,624
	Illinois Sales Tax Revenue	5.000%	6/15/2028	1,390	1,444

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Sales Tax Revenue	5.000%	6/15/2028	2,045	2,125
	Illinois Sales Tax Revenue	5.000%	6/15/2028	4,750	4,935
	Illinois Sales Tax Revenue	5.000%	6/15/2029	1,000	1,053
[9]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2028	4,945	5,096
[9]	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/2030	1,455	1,517
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/2027	4,220	4,240
[2]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.250%	6/15/2031	1,000	1,002
[2]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2026	140	141
[2]	Kankakee County Community High School District No. 307 Bradley-Bourbonnais GO	5.000%	12/1/2027	130	133
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2026	875	881
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2027	250	257
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2029	200	212
	Lake County Consolidated High School District No. 120 Mundelein GO	5.000%	12/1/2032	330	360
	Lake County Forest Preserve District GO	2.000%	12/15/2027	7,400	7,260
[9]	Markham IL GO	5.000%	12/1/2026	250	251
[9]	Markham IL GO	5.000%	12/1/2027	300	307
[9]	Markham IL GO	5.000%	12/1/2028	375	389
[9]	Markham IL GO	5.000%	12/1/2029	250	262
[9]	Markham IL GO	5.000%	12/1/2030	325	344
[9]	Markham IL GO	5.000%	12/1/2031	135	144
[9]	Markham IL GO	5.000%	12/1/2032	135	145
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/2030	385	329
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2026	500	503
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	2,300	2,304
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2027	5,390	5,513
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	0.000%	6/15/2028	490	461
	Metropolitan Pier & Exposition Authority Appropriations Revenue (MCCormick Place Expansion Project)	5.000%	12/15/2028	3,750	3,835
[1,4]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.270%	8/6/2026	13,500	13,500
[1,2]	Metropolitan Pier & Exposition Authority Appropriations Revenue TOB VRDO	2.320%	8/6/2026	17,371	17,371
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2027	1,105	1,112
	Metropolitan Pier & Exposition Authority Economic Development Revenue	5.000%	6/15/2029	1,395	1,422
[1,4]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue TOB VRDO	2.190%	8/6/2026	1,495	1,495
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2030	6,850	6,895
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/2031	1,000	1,006
[9]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2027	375	380
[9]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2029	535	558
[9]	Northeastern Illinois University (Capital Improvement Project) COP	5.000%	7/1/2030	250	263
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/2030	1,040	1,046
[9]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/2026	600	602
[9]	Rock Island Henry Mercer Etc Counties Community College District No. 503 GO	4.000%	12/1/2026	1,350	1,354
[1]	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue TOB VRDO	2.260%	8/6/2026	7,500	7,500
	Sales Tax Securitization Corp. Sales Tax Revenue	5.500%	1/1/2031	615	648
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.210%	8/6/2026	9,405	9,405
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.260%	8/6/2026	25,620	25,620
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.260%	8/6/2026	3,990	3,990
[1]	Sales Tax Securitization Corp. Sales Tax Revenue TOB VRDO	2.280%	8/6/2026	16,960	16,960
	Schaumburg IL GO	3.000%	12/1/2027	2,310	2,305
	Schaumburg IL GO	3.500%	12/1/2027	650	650
[9]	Southern Illinois University College & University Revenue	5.000%	4/1/2027	215	217
[9]	Southern Illinois University College & University Revenue	5.000%	4/1/2028	275	283
	Southwestern Illinois Development Authority CP	2.580%	8/4/2026	49,870	49,870
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	4,665	4,714
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	5,370	5,529
[9]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2027	200	205
[9]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2028	250	261
[9]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2029	465	492
[9]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue	5.000%	12/1/2030	365	391
[9]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2031	100	107
[9]	Southwestern Illinois Development Authority Intergovernmental Agreement Revenue (Local Government Program)	5.000%	1/1/2032	75	81
[2]	St. Clair County School District No. 119 Belle Valley GO	5.000%	4/1/2030	1,500	1,502
	Upper Illinois River Valley Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,145	1,168
[12]	Vermilion & Champaign Counties Community Unit School District No. 76 Oakwood GO, 7.000% coupon rate effective 10/1/2026	3.750%	12/1/2027	1,200	1,200
					988,474
Indiana (1.1%)
	Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	100	103
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2030	110	110
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2031	2,935	2,937

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/2033	2,795	2,797
	Center Grove Community School Corp. GO	5.000%	1/1/2027	1,520	1,530
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2030	1,000	1,001
	Fort Wayne IN Waterworks Utility Water Revenue	4.000%	12/1/2032	1,310	1,310
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2027	155	158
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2029	170	177
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2031	140	148
	Indiana Finance Authority College & University Revenue (Depauw University Project)	4.000%	7/1/2033	620	615
	Indiana Finance Authority College & University Revenue (Depauw University Project)	5.000%	10/1/2033	100	106
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2028	100	103
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2029	230	238
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2030	165	172
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2031	205	214
	Indiana Finance Authority College & University Revenue (Marian University Project)	5.000%	9/15/2032	250	261
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2027	350	358
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2028	230	238
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2029	250	262
	Indiana Finance Authority College & University Revenue (Taylor University Project)	5.000%	9/1/2030	260	276
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2028	1,035	1,064
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2029	1,085	1,124
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2030	745	777
	Indiana Finance Authority College & University Revenue (University of Indianapolis Project)	5.000%	10/1/2031	800	838
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	420	408
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	3.000%	11/1/2030	575	559
	Indiana Finance Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Project)	4.250%	11/1/2030	4,680	4,774
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	275	278
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2027	705	714
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/15/2029	1,165	1,188
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2031	2,220	2,224
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	6,360	6,846
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2033	1,320	1,439
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Indiana Masonic Home Project)	4.300%	5/1/2029	750	758
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2027	1,275	1,285
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Margaret Mary Health Project)	5.000%	3/1/2028	1,340	1,366
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/2026	1,520	1,511
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	31,600	33,243
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	30,000	32,263
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.300%	2.460%	3/1/2039	3,350	3,343
	Indiana Finance Authority Industrial Revenue (United States Steel Corp. Project)	4.125%	12/1/2026	10,905	10,922
	Indiana Finance Authority Industrial Revenue (Valley Electric Corp. Project)	2.500%	11/1/2030	2,505	2,386
	Indiana Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	9/1/2026	15,335	15,333
	Indiana Finance Authority Water Revenue	5.000%	10/1/2029	500	502
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Flats on 14th Project) PUT	2.750%	4/1/2028	1,553	1,540
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue (Foundry Row Project) PUT	3.350%	1/1/2028	2,000	2,006
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	3.300%	1/1/2028	1,960	1,963
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue PUT	2.900%	3/1/2028	775	771
	Indiana State University College & University Revenue	5.000%	10/1/2027	275	276
	Indiana State University College & University Revenue	5.000%	10/1/2031	350	351
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	32,650	32,650
	Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	1,000	1,002
	Rockport IN Electric Power & Light Revenue PUT	3.700%	6/1/2029	11,280	11,385
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	495	506
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	255	265
	Westfield High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	230	243
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2027	450	454
[9]	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	400	408
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2027	210	213
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2028	470	483
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2028	485	504
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2029	490	513
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	505	532
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	400	421
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2029	275	290
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	800	848
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/2030	270	286
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	820	874
	Westfield-Washington Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/2030	550	586

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westfield-Washington Schools GO	5.000%	1/15/2027	1,585	1,600
	Westfield-Washington Schools GO	5.000%	7/15/2027	865	882
	Westfield-Washington Schools GO	5.000%	1/15/2028	615	633
					200,744
Iowa (0.5%)
	Crawford County Memorial Hospital Inc. Health, Hospital, Nursing Home Revenue (Crawford County Memorial Hospital Project) BAN	5.000%	6/15/2027	1,515	1,519
	Guthrie County Hospital Health, Hospital, Nursing Home Revenue BAN	4.500%	2/1/2029	655	653
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	6.600%	5/15/2028	480	497
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2031	185	184
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,060	1,062
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.950%	5/15/2031	1,235	1,235
[3]	Iowa Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.850%	3.010%	2/15/2035	24,355	24,355
[1,4]	Iowa Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.560%	8/6/2026	8,360	8,360
[1,4]	Iowa Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	2,155	2,155
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/2026	420	421
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2027	545	550
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2028	330	338
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2029	380	393
	PEFA Inc. Natural Gas Revenue (Gas Project)	5.000%	4/1/2030	410	426
	PEFA Inc. Natural Gas Revenue PUT	5.000%	9/1/2026	39,425	39,483
	University of Iowa College & University Revenue	3.000%	7/1/2027	615	615
	Winterset IA Sewer Miscellaneous Revenue	4.000%	6/1/2029	1,700	1,711
	Xenia Rural Water District Water Revenue, Prere.	5.000%	12/1/2028	1,150	1,156
					85,113
Kansas (0.4%)
	Burlington KS Industrial Revenue (Evergy Metro Inc. Project) PUT	3.375%	6/2/2031	8,920	8,796
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/2028	4,515	4,637
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	4,731	4,760
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2027	1,600	1,594
	Kansas Development Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	12/1/2028	1,045	1,041
[1,4]	Kansas Development Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	7,490	7,490
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,065	1,098
[9]	Manhattan KS GO	5.000%	6/15/2028	17,290	17,312
	Manhattan KS Health, Hospital, Nursing Home Revenue	3.750%	6/1/2031	330	328
	Manhattan KS Health, Hospital, Nursing Home Revenue	4.200%	6/1/2032	350	347
	Sedgwick County Public Building Commission Lease Revenue	3.000%	8/1/2028	1,285	1,282
[2]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2027	265	271
[2]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2027	485	496
[2]	Sedgwick County Unified School District No. 263 Mulvane GO	5.000%	9/1/2032	140	153
	Shawnee County KS Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	2,415	2,425
	St. Marys KS Industrial Revenue	3.500%	4/15/2032	1,000	981
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2027	850	860
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2028	1,000	1,033
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	2,160	2,266
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2030	2,060	2,190
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	1,340	1,441
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2030	2,800	2,957
	Wamego KS Industrial Revenue	3.500%	4/15/2032	14,280	14,002
	Wichita KS Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	1,030	1,028
	Wichita KS Water & Sewer Utility Water Revenue	3.000%	10/1/2027	700	699
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2027	615	616
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/2030	1,250	1,251
					81,354
Kentucky (2.2%)
	Elizabethtown KY GO	2.625%	8/1/2030	220	210
[1,9]	Fayette County KY School District GO PUT TOB	2.330%	9/17/2026	7,925	7,925
	Fayette County KY School District GO TRAN	4.000%	6/15/2027	13,375	13,483
	Kentucky Asset Liability Commission Appropriations Revenue (Project NTS-Federal Highway Trust)	5.000%	9/1/2026	1,780	1,783
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2030	450	477
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2031	465	498
	Kentucky Bond Development Corp. College & University Revenue	5.000%	4/30/2032	200	216
	Kentucky Bond Development Corp. College & University Revenue	5.000%	10/31/2032	200	217
[1,4]	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue PUT TOB	2.340%	9/17/2026	7,365	7,365
[2]	Kentucky Bond Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/2032	100	108
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	3,625	3,659
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	895	900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Economic Development Finance Authority Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	9/1/2026	6,420	6,419
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue (Beecher Terrace Phase IV Project) PUT	5.000%	9/1/2026	3,955	3,961
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	1,620	1,614
	Kentucky Interlocal School Transportation Association COP	4.000%	3/1/2029	450	456
	Kentucky Municipal Energy Agency Electric Power & Light Revenue (Energy Center I Project)	5.000%	1/1/2029	1,065	1,112
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2026	1,000	1,000
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/2027	3,310	3,310
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2026	1,220	1,222
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2027	1,000	1,022
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2028	625	649
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2029	660	695
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2030	720	768
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	1,695	1,740
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2031	1,025	1,101
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/2032	735	793
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2026	1,885	1,885
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2026	800	800
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2026	1,000	1,005
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	2/1/2027	2,115	2,121
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2027	500	504
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2027	700	709
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2027	575	583
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/2027	1,990	2,002
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2027	1,150	1,168
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2027	800	815
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2028	600	613
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2028	655	672
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	7/1/2028	1,100	1,129
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	8/1/2028	250	257
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	12/1/2028	1,080	1,113
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	2/1/2029	650	670
	Kentucky Public Energy Authority Natural Gas Revenue	5.000%	6/1/2029	985	1,019
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/2028	31,565	31,798
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.250%	12/1/2029	180,860	190,171
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	7/1/2030	1,000	1,036
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	8/1/2030	15,345	15,420
	Kentucky Public Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2032	1,000	1,041
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 135)	5.000%	3/1/2027	2,475	2,507
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,640	1,645
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	900	937
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,450	3,462
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	4,055	4,276
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	9,145	9,733
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	7,715	7,742
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,275	4,588
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	11,560	11,601
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2026	14,820	14,873
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2029	2,625	2,749
	Madison County KY GO	3.000%	6/1/2030	490	476
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/2027	2,025	2,039
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2027	875	895
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2028	360	375
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2029	420	443
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2030	415	443
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2031	915	984
	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/2032	1,115	1,206
	Pikeville KY College & University Revenue BAN	3.800%	8/1/2028	1,985	1,980
	University of Louisville College & University Revenue	5.000%	3/1/2031	205	205
	University of Louisville College & University Revenue	5.000%	3/1/2032	3,450	3,453
	Warren County School District Finance Corp. Lease (Renewal) Revenue	3.000%	4/1/2028	1,000	995
					396,841
Louisiana (1.0%)
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	2,455	2,460
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,210	1,225
	Calcasieu Parish Memorial Hospital Service District Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	1,930	1,956
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Benoit Townhomes Project) PUT	3.750%	8/1/2026	3,850	3,850
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (BW Cooper Senior Project) PUT	3.200%	8/1/2028	1,105	1,105
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at Covington Place Project) PUT	3.100%	5/1/2028	2,345	2,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Capstone at the Oaks Project) PUT	3.200%	12/1/2026	1,340	1,340
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Hampton Park Project) PUT	3.150%	7/1/2028	925	925
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Highland Place Township Project) PUT	5.000%	7/1/2027	3,709	3,744
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (Imperial Terrace Project) PUT	3.100%	5/1/2028	3,725	3,718
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (King Oaks V Project) PUT	2.700%	10/1/2028	950	938
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue (NSA East Bank Apartments Project) PUT	3.150%	4/1/2029	5,330	5,277
	Louisiana Housing Corp. Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,457	1,475
[1,4]	Louisiana Housing Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	7,465	7,465
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Christwood Project)	4.250%	11/15/2030	900	901
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Hospital Foundation Project)	5.000%	10/1/2028	1,270	1,296
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2028	1,945	1,983
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue	5.000%	8/15/2029	1,250	1,273
	Louisiana Local Government Environmental Facilities & Community Development Authority Industrial Revenue (Westlake Chemical Corp. Project)	3.500%	11/1/2032	6,545	6,330
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project)	4.150%	9/1/2027	7,720	7,782
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	4,610	4,645
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	4.200%	9/1/2028	3,055	3,078
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	4.200%	10/1/2026	2,100	2,102
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	18,975	20,082
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/2028	3,525	3,628
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2027	125	127
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/2028	1,035	1,050
[1]	Louisiana Public Facilities Authority Revenue (Touro Infirmary Project)	3.900%	8/15/2029	8,617	8,592
	New Orleans LA (Audubon Commission Projects) GO	5.000%	10/1/2028	210	217
	New Orleans LA GO	5.000%	12/1/2026	400	402
	New Orleans LA GO	5.000%	12/1/2026	1,035	1,041
	New Orleans LA GO	5.000%	12/1/2026	405	407
	New Orleans LA GO	5.000%	10/1/2028	205	212
	New Orleans LA GO	5.000%	12/1/2028	480	484
	New Orleans LA GO	5.000%	12/1/2030	140	141
	New Orleans LA GO	5.000%	12/1/2030	650	685
	New Orleans LA GO	5.000%	12/1/2031	1,470	1,540
	New Orleans LA GO	5.000%	12/1/2031	590	626
	New Orleans LA GO	5.000%	12/1/2031	370	392
[1,4]	New Orleans Louisiana Finance Authority Lease (Non-Terminable) Revenue PUT TOB	2.340%	10/22/2026	24,805	24,805
	Parish of St. John the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.000%	7/2/2029	22,785	22,629
	Shreveport LA GO	5.000%	9/1/2026	1,125	1,126
[2]	Shreveport LA GO	5.000%	3/1/2027	1,000	1,010
[2]	Shreveport LA GO	5.000%	3/1/2027	350	354
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2026	420	422
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2027	335	343
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	370	386
[9]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2028	100	101
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2029	810	856
[2]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/2030	675	721
	St. James Parish LA Industrial Revenue (Nustar Logistics LP Project) PUT	3.700%	6/1/2030	2,980	2,985
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	3.300%	7/3/2028	15,315	15,604
	St. Tammany Parish Hospital Service District No.1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/2029	2,265	2,376
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (North Oaks Health System Project)	5.000%	2/1/2027	1,035	1,043
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2027	700	709
	Terrebonne Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (Terrebonne General Medical Center Project)	5.000%	4/1/2029	1,420	1,478
					183,787
Maine (0.2%)
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	8,000	8,000
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/2026	6,680	6,683
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.375%	11/15/2027	2,680	2,690
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2027	3,910	3,933
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.000%	11/15/2028	1,085	1,082
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.450%	11/15/2028	4,200	4,212
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/2028	1,000	1,009
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.950%	11/15/2029	780	775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.050%	11/15/2029	2,805	2,785
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.600%	11/15/2029	1,300	1,310
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.800%	11/15/2030	500	486
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.100%	11/15/2030	1,325	1,301
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.150%	11/15/2030	850	842
	Maine State Housing Authority Local or Guaranteed Housing Revenue	2.900%	11/15/2031	700	680
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.300%	11/15/2031	895	884
	Regional School Unit No. 14 GO	5.000%	11/1/2027	2,335	2,403
					39,075
Maryland (0.6%)
[1,4]	Baltimore County MD Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	8/6/2026	5,015	5,015
	Baltimore MD Sewer Revenue	5.000%	7/1/2031	2,500	2,503
[1]	Baltimore MD Sewer Revenue (Wastewater Project) TOB VRDO	2.230%	8/6/2026	19,385	19,385
	Baltimore MD Water Revenue	5.000%	7/1/2030	1,000	1,001
	Calvert County MD GO	2.750%	7/1/2030	1,230	1,188
[1]	Frederick County MD College & University Revenue	5.000%	9/1/2027	325	325
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.300%	1/1/2029	2,735	2,744
[1]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	2,390	2,390
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/2027	550	557
	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Prg - Towson Place Properties LLC Project)	5.000%	6/1/2031	570	598
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.500%	1/1/2027	1,250	1,260
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	525	533
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,320	1,341
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/2028	950	957
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	3,610	3,807
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	380	399
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,330	1,412
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,335	1,442
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2027	10,100	10,181
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	2,000	2,118
[1,4]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	8/6/2026	12,570	12,570
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.540%	2.700%	7/1/2041	17,585	17,585
[1]	Maryland Stadium Authority Lottery Revenue TOB VRDO	3.150%	8/3/2026	4,675	4,675
[1]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	5,400	5,400
[1]	Montgomery County MD Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	1,470	1,470
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/1/2028	2,500	2,489
[1]	Washington Suburban Sanitary District Water Revenue TOB VRDO	2.190%	8/6/2026	1,750	1,750
	Westminster MD College & University Revenue	5.000%	11/1/2030	395	396
	Westminster MD College & University Revenue	5.000%	11/1/2031	375	376
					105,867
Massachusetts (1.9%)
	Abington MA BAN GO	4.000%	4/22/2027	5,311	5,339
	Becket MA BAN GO	4.250%	8/20/2026	1,974	1,975
	Commonwealth of Massachusetts GO	3.000%	9/1/2027	2,000	2,000
[1]	Commonwealth of Massachusetts GO TOB VRDO	2.190%	8/6/2026	6,785	6,785
	Greater Attleboro-Taunton Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	5,135	5,136
	Hubbardston MA BAN GO	5.000%	9/17/2026	2,822	2,827
	Hudson MA BAN GO	4.000%	6/10/2027	13,721	13,786
	Ludlow MA BAN GO	4.000%	9/10/2026	3,661	3,665
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2026	2,005	2,004
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2027	160	161
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/2027	220	221
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	635	640
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2027	195	197
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2028	655	653
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2028	1,350	1,360
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2028	1,600	1,600
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/2029	340	338
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	1,675	1,683
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	425	431
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2029	770	770
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/2030	580	580
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2031	570	572
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/2032	785	792

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/2032	900	900
[1,4]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	2.190%	8/6/2026	3,415	3,415
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2027	2,060	2,096
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,820	2,847
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	1,025	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	680	689
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	360	366
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2027	450	452
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	6/15/2028	2,160	2,238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	5,030	5,035
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	830	851
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,680	1,680
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	565	591
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	8,600	8,974
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,000	1,047
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	600	610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	650	688
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	1,125	1,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	3,030	3,032
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	355	379
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,100	1,100
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/2032	2,075	2,070
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	1,220	1,309
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/2030	450	476
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2031	3,475	3,672
[1,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.250%	8/6/2026	5,310	5,310
[1,4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.460%	8/6/2026	630	630
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/2026	2,225	2,230
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Dartmouth Student Housing Project)	5.000%	10/1/2027	680	681
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/2026	1,380	1,380
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	12/1/2026	325	325
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/2027	945	945
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/2027	2,265	2,267
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/2027	2,750	2,752
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/2027	4,695	4,707
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	6/1/2028	23,205	23,359
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/2028	3,675	3,687
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/2028	1,000	1,009
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/2029	250	251
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	6/1/2029	18,265	18,428
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	12/1/2029	100	99
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	12/1/2029	2,000	1,985
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/2029	15,890	15,688
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	6/1/2030	100	99
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	6/1/2030	14,185	13,954
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2030	120	118
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/2030	2,000	1,956
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	6/1/2031	125	123
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	6/1/2031	3,460	3,404
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	12/1/2031	130	128
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	6/1/2032	130	127
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/2032	100	98
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,000	2,023
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.900%	6/1/2029	2,475	2,503
	Merrimack Valley Regional Transit Authority Transit Revenue	4.000%	6/17/2027	6,400	6,438
	Methuen MA BAN GO	4.000%	6/4/2027	1,000	1,007
[1,4]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.220%	8/6/2026	3,500	3,500
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	21,025	21,025
	Quincy MA BAN GO	5.000%	9/29/2026	41,327	41,462
	Quincy MA BAN GO	5.000%	8/13/2027	54,725	55,845
	Southeastern Regional Transit Authority Transit Revenue RAN	4.000%	8/14/2026	7,500	7,502
	Swansea Water District BAN GO	4.000%	9/24/2026	3,450	3,453
					352,284
Michigan (2.2%)
[13]	Carrollton MI Public School District GO	2.750%	5/1/2029	430	418
[1,2,13]	Detroit MI City School District GO TOB VRDO	2.320%	8/6/2026	5,390	5,390
	Detroit MI GO	5.000%	4/1/2027	1,700	1,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Detroit MI GO	5.000%	4/1/2029	1,000	1,024
	Detroit MI GO	5.000%	4/1/2032	500	525
[1]	Detroit MI Regional Convention Facility Authority Special Tax Revenue TOB VRDO	2.210%	8/6/2026	32,075	32,075
	Ferris State University College & University Revenue	5.000%	10/1/2027	580	594
	Ferris State University College & University Revenue	5.000%	10/1/2029	350	370
	Ferris State University College & University Revenue	5.000%	10/1/2030	625	670
	Ferris State University College & University Revenue	5.000%	10/1/2031	655	709
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.125%	11/1/2030	5,875	5,871
	Grand Rapids Economic Development Corp. Health, Hospital, Nursing Home Revenue (Beacon Hill at Eastgate Project)	4.250%	11/1/2030	7,875	7,865
	Great Lakes Water Authority Water Supply System Water Revenue PUT	3.450%	7/1/2030	2,960	2,965
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	3.900%	8/15/2031	750	737
[1]	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.250%	8/15/2031	1,615	1,587
	Kalamazoo Public Schools GO	3.000%	5/1/2027	1,000	1,000
	Lansing Board of Water & Light Electric Power & Light Revenue PUT	5.000%	7/1/2031	1,320	1,430
[1]	Lansing Board of Water & Light Multiple Utility Revenue TOB VRDO	2.190%	8/6/2026	2,705	2,705
	Michigan (Environmental Program) GO	3.000%	5/1/2030	115	113
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2027	2,005	2,018
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/2029	1,950	1,969
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	7,570	7,601
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue (Mckenzie Health System Project)	4.000%	1/1/2028	10,195	10,195
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.625%	12/1/2027	30,000	30,098
[1]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.210%	8/6/2026	10,750	10,750
[1,4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.250%	8/6/2026	4,860	4,860
[3]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal swap Index Yield + 0.750%	2.910%	4/15/2047	380	379
	Michigan Finance Authority Revenue	5.000%	3/1/2031	7,820	8,341
[1]	Michigan Finance Authority Revenue PUT	3.875%	2/1/2028	6,000	6,002
	Michigan Finance Authority Revenue PUT	3.750%	12/1/2038	10,000	10,167
	Michigan Finance Authority Water Revenue	4.000%	10/1/2030	250	250
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	765	792
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	555	583
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	5,350	5,628
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2030	780	828
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	1,250	1,338
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2032	1,260	1,356
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	4/1/2027	285	285
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2027	4,465	4,465
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.600%	6/1/2027	1,455	1,451
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	10/1/2027	315	315
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2027	1,380	1,374
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.875%	4/1/2028	850	845
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	4/1/2028	465	465
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	6/1/2028	2,725	2,711
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	10/1/2028	220	218
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	12/1/2028	830	824
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	12/1/2028	1,595	1,588
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.375%	12/1/2028	670	670
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	265	263
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	4/1/2029	21,750	21,576
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	6/1/2029	1,650	1,625
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2029	3,100	3,080
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	10/1/2029	220	219
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	10/1/2029	38,040	38,040
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	12/1/2029	1,260	1,236
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2029	2,050	2,036
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	4/1/2030	285	281
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	6/1/2030	3,195	3,163
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	10/1/2030	46,310	45,013
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	12/1/2030	1,685	1,670
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	10/1/2031	17,995	17,518
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	705	705
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Clark Road Family Apartments Project) PUT	2.670%	10/1/2026	775	775
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Lee Plaza Apartments Project) PUT	5.000%	6/1/2027	15,000	15,231
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue (Midblock Apartments Project) PUT	5.000%	3/1/2028	18,000	18,537

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	9,925	9,983
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2027	3,875	3,878
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.920%	5/1/2027	1,750	1,745
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.950%	11/1/2028	950	942
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	1,940	1,940
[1]	Michigan State Trunk Line Fund Bonds Fuel Sales Tax Revenue TOB VRDO	2.190%	8/6/2026	11,200	11,200
	Michigan Strategic Fund Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	335	345
	University of Michigan College & University Revenue VRDO	1.960%	8/6/2026	7,295	7,295
					394,428
Minnesota (2.3%)
	Apple Valley MN GO	2.750%	12/15/2029	285	275
	Byron Independent School District No. 531 GO	2.750%	2/1/2030	740	715
	Chisago City MN GO	2.500%	2/1/2030	275	262
	Cottage Grove MN GO	2.700%	2/1/2030	205	197
	Duluth Independent School District No. 709 GO	0.000%	2/1/2029	600	551
	Duluth Independent School District No. 709 GO	0.000%	2/1/2030	475	418
	Duluth Independent School District No. 709 GO	0.000%	2/1/2031	775	655
	Hennepin County Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.150%	8/1/2028	1,000	999
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,007
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/2030	850	855
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2028	22,575	23,491
	Minneapolis MN Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	4,485	4,766
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	1,000	1,014
	Minnesota Agricultural & Economic Development Board	2.620%	10/13/2026	39,500	39,495
	Minnesota Agricultural & Economic Development Board CP	2.640%	11/19/2026	40,000	39,994
	Minnesota Agricultural & Economic Development Board CP	2.720%	12/1/2026	50,000	50,000
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	390	399
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	600	635
	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	875	931
[4]	Minnesota Agricultural & Economic Development Board Health, Hospital, Nursing Home Revenue VRDO	2.200%	8/6/2026	36,000	36,000
	Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2027	2,500	2,527
	Minnesota Health & Education Facilities Authority College & University Revenue PUT	5.000%	10/1/2029	1,000	1,043
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2027	2,100	2,101
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2027	405	405
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.700%	8/1/2027	4,420	4,435
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/2028	415	415
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	7/1/2028	420	419
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	1/1/2029	300	296
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	1/1/2029	215	214
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2029	155	152
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	7/1/2029	215	213
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2030	300	294
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	1/1/2030	150	149
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	7/1/2030	540	527
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2030	150	148
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	1/1/2031	175	170
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	1/1/2031	230	229
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	2.850%	7/1/2031	330	320
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.125%	7/1/2031	135	134
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	1/1/2032	480	471
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	7/1/2032	490	479
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2026	300	301
	Minnesota Municipal Gas Agency Natural Gas Revenue	4.000%	12/1/2027	550	555
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2027	250	253
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2028	285	291
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2029	850	872
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2030	1,625	1,669
	Minnesota Municipal Gas Agency Natural Gas Revenue (Gas Project)	5.000%	9/1/2031	1,200	1,233
	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/2027	99,780	100,862
[3]	Minnesota Municipal Gas Agency Natural Gas Revenue, 67% of SOFR + 1.000%	3.445%	12/1/2052	59,900	60,013
[1,4,8]	Minnesota Plymouth Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	3,170	3,170
	Minnesota Rural Water Finance Authority Inc. Intergovernmental Agreement Revenue	2.875%	1/1/2028	4,800	4,790
	Minnewaska MN Independent School District No. 2149 GO	2.750%	2/1/2030	420	405
	Mounds View MN Local or Guaranteed Housing Revenue (Sibley Court Project) PUT	3.375%	3/1/2028	13,700	13,725
	New Hope MN GO	2.750%	2/1/2029	430	417
	New Ulm MN GO	2.750%	12/1/2030	245	234
	Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2027	800	807
	Red Rock Central Independent School District No. 2884 GO	4.000%	2/1/2028	475	483
	Richfield MN GO	2.750%	2/1/2030	500	482

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shakopee Independent School District No. 720 GO	0.000%	2/1/2028	3,950	3,753
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2027	100	98
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2028	180	172
	St. Cloud MN Independent School District No. 742 GO	0.000%	2/1/2029	100	92
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	2,245	2,381
	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,495	2,669
	St. Paul Park MN Health, Hospital, Nursing Home Revenue	4.000%	6/1/2031	500	497
	University of Minnesota College & University Revenue	5.000%	8/1/2028	1,225	1,227
	Washington County Community Development Agency Local or Guaranteed Housing Revenue (Red Rock Manor Project) PUT	3.150%	8/1/2028	830	830
	Woodbury Housing & Redevelopment Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	1,250	1,252
					421,333
Mississippi (0.2%)
	Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,380	1,380
	Lowndes County MS Industrial Revenue PUT	2.650%	4/1/2027	9,440	9,402
	Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.700%	9/1/2026	1,625	1,622
	Mississippi Business Finance Corp. Water Revenue	3.200%	9/1/2028	2,050	2,050
[1]	Mississippi Development Bank Special Obligation Revenue	5.000%	10/1/2026	425	425
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/2027	1,175	1,204
	Mississippi GO	4.000%	10/1/2028	100	100
	Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT	3.050%	5/1/2027	1,540	1,539
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	10,555	10,619
	University of Southern Mississippi College & University Revenue (Facilities Refinancing Project)	5.000%	9/1/2032	400	401
					28,742
Missouri (1.1%)
	Branson IDA Tax Increment/Allocation Revenue	4.000%	11/1/2026	925	924
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,700	1,782
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	5,845	6,194
	Columbia MO Sewerage System Sewer Revenue	3.500%	10/1/2029	980	980
	Hannibal IDA Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	555	557
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2027	1,500	1,504
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2028	5,500	5,516
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/2029	4,000	4,012
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2027	1,060	1,071
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	1,170	1,205
	Kansas City MO School District COP	5.000%	4/1/2028	1,565	1,620
	Kansas City MO School District COP	5.000%	4/1/2030	1,450	1,542
	Kansas City Planned Industrial Expansion Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	7,120	7,176
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Height Project)	4.500%	5/15/2029	100	100
	Kirkwood IDA Health, Hospital, Nursing Home Revenue (Aberdeen Heights Project)	5.000%	5/15/2027	870	877
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/2032	220	223
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2027	3,235	3,292
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2029	2,000	2,121
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2030	3,745	4,037
	Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/2031	3,935	4,303
[1]	Missouri Development Finance Board Intergovernmental Agreement Revenue TOB VRDO	2.310%	8/6/2026	4,315	4,315
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/2027	950	970
	Missouri Health & Educational Facilities Authority CP	2.580%	6/1/2044	19,000	19,000
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	8/6/2026	5,255	5,255
[1]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	8/6/2026	8,115	8,115
[1,9]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.360%	8/6/2026	4,000	4,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,000	2,072
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2028	1,445	1,447
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,000	1,041
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	7,455	7,740
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	2,500	2,502
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Services Projects)	5.000%	2/1/2028	915	937
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2028	20,020	20,720
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.140%	8/6/2026	20,150	20,150
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	8/6/2026	8,375	8,375
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.700%	11/1/2027	845	843
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.500%	5/1/2028	565	558
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.750%	5/1/2028	1,170	1,167
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.500%	11/1/2028	255	251
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.800%	11/1/2028	1,200	1,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.550%	5/1/2029	580	567
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.850%	5/1/2029	1,220	1,214
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.600%	11/1/2029	590	573
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.950%	11/1/2029	1,000	993
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.650%	5/1/2030	500	483
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.000%	5/1/2030	985	972
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.700%	11/1/2030	460	445
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.050%	11/1/2030	840	829
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.750%	5/1/2031	315	302
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.100%	5/1/2031	790	786
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	2.800%	11/1/2031	350	332
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/2032	1,230	1,205
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.300%	11/1/2032	1,160	1,137
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Plum Point Project)	5.000%	1/1/2028	675	695
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/2032	5,000	5,002
	Nixa Public Schools (Direct Deposit Program) GO	2.750%	3/1/2030	865	834
	Springfield MO Special Obligation Revenue	4.000%	5/1/2027	700	701
[1,4]	St. Johns IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	7,270	7,270
[1,4]	St. Louis IDA Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,803	3,803
	St. Louis Missouri IDA Local or Guaranteed Housing Revenue PUT	3.150%	4/1/2028	1,450	1,450
	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	2/15/2032	1,800	1,802
					191,085
Montana (0.2%)
	Forsyth MT Industrial Revenue (Northwestern Corp. Colstrip Project)	3.875%	7/1/2028	9,485	9,591
	Kalispell MT Health, Hospital, Nursing Home Revenue (Immanuel Living at Buffalo Hill Project)	4.250%	5/15/2030	2,115	2,116
	Montana Board of Housing Local or Guaranteed Housing Revenue (Hidden Creek 4 Project) PUT	3.050%	5/1/2029	975	966
	Montana Board of Housing Local or Guaranteed Housing Revenue PUT	3.320%	2/1/2028	1,830	1,835
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	4.100%	11/15/2031	950	950
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue (St. Johns United Project)	4.350%	11/15/2032	1,075	1,075
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/2030	9,500	10,019
	Montana State Board of Regents College & University Revenue	5.000%	11/15/2026	380	382
	Montana State Board of Regents College & University Revenue	5.000%	11/15/2027	370	381
					27,315
Multiple States (3.1%)
[1]	Deutsche Bank Spears/Lifers Trust Local or Guaranteed Housing Revenue TOB VRDO	3.200%	8/3/2026	36,100	36,100
[1,3,14]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.679%	6/15/2035	6,490	6,490
	Nuveen AMT-Free Municipal Credit Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	110,740	110,740
	Nuveen AMT-Free Municipal Credit Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	55,315	55,315
	Nuveen AMT-Free Municipal Credit Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	103,700	103,700
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.230%	8/6/2026	13,700	13,700
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.270%	8/6/2026	219,000	219,000
	South Dakota Health & Educational Facilities Authority	2.650%	10/14/2026	26,512	26,506
					571,551
Nebraska (1.1%)
[1]	Boys Town NE Health, Hospital, Nursing Home Revenue TOB VRDO	2.260%	8/6/2026	27,425	27,425
	Central Plains Energy Project Natural Gas Revenue	5.000%	8/1/2029	105	109
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2026	3,000	3,004
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2028	200	205
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/2029	2,690	2,779
[15]	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	11/1/2029	27,175	28,229
	Central Plains Energy Project Natural Gas Revenue (Project No. 5) PUT	5.000%	10/1/2029	15,630	16,186
	Central Plains Energy Project Natural Gas Revenue PUT	5.000%	8/1/2031	14,545	15,305
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	675	703
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	1,390	1,487
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2027	450	461
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	670	706
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/2031	500	535
	Gretna Public Schools GO	5.000%	12/15/2027	3,655	3,672
	Lincoln NE Local or Guaranteed Housing Revenue PUT	3.370%	7/1/2028	1,950	1,958
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	2.950%	3/1/2030	400	396
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	2.800%	9/1/2030	135	132
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/2030	425	421
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	2.850%	3/1/2031	165	158
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.050%	3/1/2031	700	695
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.100%	9/1/2031	400	397
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2032	1,395	1,367
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.350%	9/1/2032	1,185	1,162
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	7,080	7,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	1,500	1,500
[1,4]	Nebraska Public Power District Electric Power & Light Revenue TOB VRDO	2.460%	8/6/2026	1,315	1,315
	Omaha NE Housing Authority Local or Guaranteed Housing Revenue (Central at Columbus Park Project) PUT	3.150%	6/1/2029	6,530	6,502
	Omaha Public Power District	2.500%	8/19/2026	11,000	10,999
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	8,000	8,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	5,000	5,000
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	14,625	14,625
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	11,625	11,625
[1,4]	University of Nebraska Facilities Corp. College & University Revenue PUT TOB	2.340%	10/8/2026	33,300	33,300
					207,437
Nevada (0.2%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	620	628
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2026	200	200
	Carson City NV Health, Hospital, Nursing Home Revenue (Carson Tahoe Regional Healthcare Project)	5.000%	9/1/2027	705	716
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	3,240	3,265
	Humboldt County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects)	3.550%	10/1/2029	2,620	2,640
[1,4]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.280%	8/6/2026	2,500	2,500
[1]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	2.280%	8/6/2026	4,000	4,000
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.000%	7/1/2027	650	650
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	744	757
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	10,465	10,411
	Nevada Housing Division Local or Guaranteed Housing Revenue PUT	2.950%	12/1/2029	4,000	3,971
	Reno Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	6/1/2027	405	406
	Sparks Tourism Improvement District No. 1 Sales Tax Revenue	3.875%	6/15/2028	565	567
	Washoe County NV Electric Power & Light Revenue (Sierra Pacific Power Co. Projects) PUT	3.625%	10/1/2029	2,100	2,101
					32,812
New Hampshire (0.5%)
	Cheshire County NH GO	4.000%	12/30/2026	9,250	9,287
[1,4]	National Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.460%	8/6/2026	16,330	16,330
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	1,205	1,292
[1]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	5.625%	12/15/2033	1,060	1,073
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Caldwell Ranch Project)	4.875%	12/1/2033	621	618
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Easton Park Project)	5.625%	2/1/2030	2,708	2,708
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.950%	12/1/2031	770	770
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	6.000%	12/1/2031	1,125	1,125
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Katy Court Project - Development I)	5.875%	12/1/2032	720	720
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Mirador Project)	6.000%	12/1/2031	8,800	8,795
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (Princeton Area Project)	5.500%	12/1/2030	11,206	11,200
[1]	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Astro Sunterra Project)	0.000%	12/15/2034	2,555	1,473
	New Hampshire Business Finance Authority Intergovernmental Agreement Revenue (The Highlands Project)	5.125%	12/15/2030	869	869
	New Hampshire Business Finance Authority Local or Guaranteed Housing Revenue	4.125%	1/20/2034	12,206	12,190
[1]	New Hampshire Business Finance Authority Miscellaneous Revenue (Silverado Project)	5.000%	12/1/2028	2,703	2,697
	New Hampshire GO	3.000%	11/1/2029	1,170	1,155
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,850	1,852
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	2,180	2,182
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,830	1,832
	New Hampshire Health & Education Facilities Authority Act College & University Revenue PUT	3.300%	8/3/2027	1,790	1,792
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	585	587
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	905	925
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2028	1,185	1,231
	New Hampshire Health & Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	1,245	1,309
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.850%	1/1/2027	900	900
[8]	New Hampshire Housing Finance Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2027	1,930	1,930
					86,842
New Jersey (2.4%)
	Belleville NJ BAN GO	4.000%	7/6/2027	5,835	5,862
	Berkeley Heights Public Schools GO	1.000%	5/1/2028	2,752	2,646
	Berkeley Heights Public Schools GO	1.000%	5/1/2029	1,820	1,705
	Borough of Butler NJ BAN GO	4.000%	9/4/2026	3,110	3,113
	Borough of High Bridge NJ BAN GO	4.000%	6/7/2027	3,666	3,694
	Borough of Mount Ephraim NJ BAN GO	4.000%	9/15/2026	2,626	2,628
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	500	502
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2026	250	251
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	375	384
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2027	150	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	500	521
[2]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/2028	175	182
[2]	Clifton Board of Education GO	2.000%	8/15/2027	1,915	1,884
	Colts Neck Township NJ BAN GO	4.000%	1/14/2027	1,185	1,190
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2027	400	401
[1]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/2029	430	431
	Evesham Township NJ BAN GO	4.000%	9/14/2026	13,589	13,605
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2028	1,015	1,020
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/2029	1,285	1,291
	Medford Township NJ BAN GO	3.750%	9/23/2026	9,969	9,980
	Mendham Township NJ BAN GO	4.000%	10/23/2026	3,165	3,172
	Mercer County NJ Lawrence BAN GO	4.000%	6/1/2027	3,519	3,540
	Middle Township NJ BAN GO	4.000%	9/1/2026	10,900	10,908
	Moorestown Township School District GO	1.000%	8/1/2027	1,263	1,236
	Moorestown Township School District GO	1.750%	8/1/2028	1,285	1,249
	Moorestown Township School District GO	2.000%	8/1/2029	2,215	2,135
	Moorestown Township School District GO	2.000%	8/1/2030	2,200	2,081
	Moorestown Township School District GO	2.000%	8/1/2031	2,150	1,989
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/2027	1,740	1,742
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2027	6,120	6,223
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/2028	5,730	5,822
	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2029	1,385	1,368
[9]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/2031	4,960	4,841
	New Jersey Educational Facilities Authority	2.540%	9/9/2026	28,250	28,247
	New Jersey Educational Facilities Authority Appropriations Revenue	5.500%	9/1/2030	175	175
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,110	1,130
[9]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2028	1,000	1,001
[9]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/2030	1,840	1,843
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,000	2,002
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	480	487
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	3,680	3,730
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	675	676
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	500	514
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	1,250	1,251
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	530	549
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	18,775	19,839
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	1,100	1,101
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	555	580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,200	2,202
[1,4]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.770%	7/1/2043	5,500	5,500
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/2026	1,140	1,140
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.850%	11/1/2026	4,685	4,684
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.250%	4/1/2027	980	981
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.300%	10/1/2027	980	981
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2027	1,505	1,497
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	860	862
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/2027	1,015	1,015
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2028	1,325	1,315
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.350%	10/1/2028	980	981
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.950%	11/1/2028	32,800	32,535
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	4/1/2029	385	385
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/2029	530	533
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.450%	10/1/2029	465	465
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2029	25,150	24,992
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.550%	4/1/2030	490	490
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	10/1/2030	365	364
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.100%	11/1/2030	3,185	3,106
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	4/1/2031	770	772
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/2031	785	785
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (22 Fulton Street Project) PUT	3.200%	6/1/2030	2,035	2,005
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (701 Newark Avenue Project) PUT	3.150%	12/1/2028	1,090	1,087
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	7/1/2028	500	499
[3]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 1.200%	3.360%	5/1/2048	7,285	7,294
[10]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2026	630	623
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2027	690	661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2028	1,125	1,131
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	2,810	2,608
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/2028	805	747
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2029	15,210	15,228
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	13,375	13,390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2030	1,550	1,552
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/2031	8,015	8,023
[1]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue TOB VRDO	2.310%	8/6/2026	135	135
[1,4,10]	New Jersey Transportation Trust Fund Authority Revenue TOB VRDO	2.250%	8/6/2026	18,216	18,216
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2027	2,435	2,439
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2029	815	846
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2030	750	789
[5]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/2031	1,060	1,129
	Newark NJ BAN GO	4.000%	9/23/2026	25,461	25,492
	Orange Township NJ BAN GO	4.000%	3/17/2027	9,680	9,717
	Paterson NJ GO	4.750%	3/1/2027	8,000	8,001
	Penns Grove-Carneys Point Regional School District GAN GO	3.750%	7/2/2027	2,038	2,044
	Plainfield NJ BAN GO	4.000%	8/5/2026	18,043	18,044
[2]	Spotswood Board of Education GO	2.375%	9/1/2029	485	464
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2028	590	611
	Union Beach Borough NJ GO	3.000%	2/15/2030	199	195
	Voorhees Township NJ BAN GO	4.000%	9/17/2026	19,204	19,229
	West Orange NJ BAN GO	3.750%	11/3/2026	25,598	25,646
					434,305
New Mexico (0.6%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2026	5,500	5,500
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/2026	920	920
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	0.875%	10/1/2026	3,070	3,059
	Farmington NM Electric Power & Light Revenue (Public Service Co. of New Mexico San Jaun Project) PUT	3.875%	6/1/2029	5,545	5,627
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	3,560	3,612
	Farmington NM Industrial Revenue (San Juan Project) PUT	3.875%	6/1/2029	9,390	9,528
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	4,545	4,265
	Farmington NM Industrial Revenue (Southern California Edison Co. Four Corners Project)	1.800%	4/1/2029	10,000	9,384
	Farmington NM Industrial Revenue PUT	3.900%	6/1/2028	9,945	10,034
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	40	41
[1,4]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	2.410%	8/6/2026	5,265	5,265
[1,4]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	8/6/2026	5,500	5,500
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	2.150%	8/6/2026	15,370	15,370
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.700%	9/1/2027	365	365
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.750%	3/1/2028	375	374
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.750%	9/1/2028	380	379
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.850%	3/1/2029	385	383
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.850%	9/1/2029	395	392
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	2.950%	3/1/2030	810	802
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.000%	9/1/2030	670	662
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.100%	3/1/2031	595	592
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.125%	9/1/2031	430	427
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.250%	3/1/2032	300	296
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue (Single Family Mortagage Program)	3.300%	9/1/2032	210	206
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	1,115	1,115
	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2026	2,150	2,150
[1,4]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.560%	8/6/2026	4,972	4,972
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2027	575	583
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2028	650	668
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	5/1/2029	850	883
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2029	80	83
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue	5.000%	11/1/2030	200	210
	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	11/1/2030	14,730	15,512
	Santa Fe County NM Local or Guaranteed Housing Revenue PUT	3.290%	6/1/2028	4,295	4,301
	University of New Mexico College & University Revenue	2.750%	6/1/2030	3,000	2,899

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Winrock Town Center Tax Increment Development District No. 1 Tax Increment/Allocation Revenue	3.750%	5/1/2028	954	949
					117,308
New York (11.2%)
[1,3]	2026 Loan Holding-1 Revenue, SIFMA Municipal Swap Index yield + 0.880%	3.040%	10/1/2027	42,500	42,258
	Albany NY BAN GO	4.000%	3/19/2027	31,969	32,115
	Amsterdam City School District BAN GO	4.000%	6/24/2027	25,000	25,231
[2]	Auburn Enlarged City School District GO	2.750%	6/15/2029	310	297
[1]	Austin TX Water & Wastewater System Water Revenue TOB VRDO	2.190%	8/6/2026	2,000	2,000
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	3.750%	6/18/2027	4,250	4,265
	Board of Cooperative Educational Services for the Sole Supervisory District Miscellaneous Revenue RAN	4.250%	6/25/2027	2,375	2,398
	Brasher Falls Central School District BAN GO	4.000%	6/24/2027	649	655
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jefferson Ferry Project)	5.250%	11/1/2031	25	25
	Brutus NY BAN GO	4.000%	1/20/2027	1,660	1,663
	Build NYC Resource Corp. Charter School Aid Revenue (KIPP NYC Public School Facilities - Canal West Project)	5.000%	7/1/2032	220	234
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/15/2031	10,785	10,724
[1]	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue	5.250%	12/15/2031	22,000	21,876
	Burnt Hills-Ballston Lake Central School District BAN GO	3.750%	6/17/2027	16,465	16,554
	Camden Central School District BAN GO	4.000%	6/24/2027	4,300	4,317
	Camden Central School District GO	4.250%	4/15/2027	5,800	5,833
	Cape Vincent NY BAN GO	4.250%	8/20/2026	3,909	3,910
	Cato-Meridian Central School District BAN GO	4.000%	6/30/2027	20,000	20,186
	Cazenovia Central School District BAN GO	3.750%	6/24/2027	4,000	4,025
	Chautauqua County Capital Resource Corp. Electric Power & Light Revenue (NRG Energy Project) PUT	4.250%	4/3/2028	1,600	1,619
[2]	Cheektowaga-Maryvale Union Free School District GO	2.250%	6/15/2029	795	745
	Churchville-Chili Central School District BAN GO	3.500%	6/24/2027	20,000	20,073
	Cincinnatus Central School District BAN GO	4.000%	7/21/2027	5,000	5,034
	Colonie NY GO	1.000%	3/1/2028	1,600	1,540
	Colonie NY GO	1.000%	3/1/2029	805	753
	Colonie NY GO	1.000%	3/1/2030	1,620	1,469
	Cortland Enlarged City School District BAN GO	4.000%	7/9/2027	10,105	10,198
	Delaware Chenango Madison & Otsego Board of Cooperative Educational Services Miscellaneous Revenue	3.750%	6/16/2027	3,375	3,383
[2]	Dunkirk City School District GO	2.500%	6/15/2030	280	260
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,915	2,917
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,150	1,151
[9]	Fallsburg Central School District GO	2.250%	6/15/2030	420	385
[14]	Freddie Mac Pool	3.310%	1/1/2028	1,500	1,476
	Frontier Central School District BAN GO	3.750%	6/25/2027	17,530	17,635
	General Brown Central School District BAN GO	4.000%	6/30/2027	9,380	9,468
	General Brown Central School District BAN GO	4.000%	7/7/2027	8,142	8,220
	Genesee County Funding Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	600	603
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2028	300	309
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2029	125	131
	Geneva Development Corp. College & University Revenue	5.000%	2/1/2031	715	763
	Granville Central School District BAN GO	4.000%	8/21/2026	9,000	9,004
[9]	Greenville Central School District GO	2.375%	6/15/2030	570	525
[2]	Greenwich Central School District GO	2.500%	6/15/2030	455	422
	Hammond Central School District BAN GO	4.000%	6/24/2027	2,122	2,140
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/2029	1,105	1,105
	Holland Patent Central School District BAN GO	3.500%	8/28/2026	1,197	1,198
	Holley NY Central School District BAN GO	4.000%	8/6/2026	806	806
	Horseheads Central School District BAN GO	4.000%	6/23/2027	32,240	32,499
	Horseheads Central School District BAN GO	3.750%	6/24/2027	87,315	87,831
	Ithaca NY BAN GO	4.250%	2/12/2027	3,300	3,308
	Kenmore-Tonawanda Union Free School District BAN GO	4.000%	8/7/2026	3,789	3,789
	Le Roy Central School District BAN GO	3.750%	6/30/2027	9,567	9,632
	Long Beach NY BAN GO	4.000%	9/25/2026	14,726	14,747
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/2031	440	441
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/2026	21,775	21,747
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2028	46,090	45,931
	Long Island Power Authority Electric Power & Light Revenue PUT	3.000%	9/1/2029	7,195	7,135
[1]	Long Island Power Authority Electric Power & Light Revenue TOB VRDO	2.240%	8/6/2026	7,500	7,500
	Malone Central School District BAN GO	4.000%	8/7/2026	2,280	2,280
	Mcgraw Central School District BAN GO	4.000%	6/24/2027	10,287	10,379
	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue	5.250%	11/15/2031	6,245	6,282
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/2027	1,130	1,087
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	1,210	1,252
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	110	111
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2029	3,000	3,016

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	810	814
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2030	400	402
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/2031	360	362
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/2030	3,655	3,868
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.280%	8/6/2026	3,600	3,600
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.280%	8/6/2026	2,840	2,840
[1,9]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.280%	8/6/2026	5,000	5,000
[1]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	2.410%	8/6/2026	7,150	7,150
	Minoa NY BAN GO	3.750%	8/21/2026	2,702	2,702
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,034
	Monroe County Industrial Development Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	2,000	2,034
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue (Rochester Regional Health Project)	5.000%	12/1/2026	750	754
	Mount Sinai Union Free School District BAN GO	4.000%	6/30/2027	5,050	5,084
[1,4]	MTA Hudson Rail Yards Trust Obligations Lease Revenue TOB VRDO	2.250%	8/6/2026	6,800	6,800
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/2029	465	459
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	5/1/2030	470	463
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.050%	11/1/2030	475	468
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.000%	12/15/2031	6,580	6,613
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue (8 Spruce Street Project)	4.375%	12/15/2031	4,840	4,888
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.700%	12/1/2026	9,000	8,988
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	6,070	6,070
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	12/22/2026	11,630	11,634
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	12/30/2027	18,820	18,827
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.800%	1/3/2028	3,500	3,520
[8]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.625%	7/1/2028	21,535	21,636
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/3/2028	22,550	22,739
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	4.300%	11/1/2028	5,630	5,685
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.730%	12/29/2028	2,425	2,426
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.000%	1/2/2029	6,500	6,466
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.400%	1/2/2029	3,295	3,301
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	7/2/2029	5,345	5,328
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.750%	7/2/2029	9,000	9,056
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.950%	7/2/2029	9,315	9,411
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	10/1/2029	2,870	2,739
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	100,995	100,308
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2030	2,330	2,290
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2030	32,295	31,815
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	7,465	7,290
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2031	12,560	12,265
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.950%	8/3/2026	6,030	6,030
[1]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.190%	8/6/2026	790	790
[4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.140%	8/6/2026	10,000	10,000
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2026	1,250	1,238
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2027	435	446
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/2028	1,975	1,825
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2028	450	470
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2029	480	509
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2030	495	532
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2031	530	575
[5]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/2032	550	602
	New York NY GO	5.000%	2/1/2028	2,200	2,271
	New York NY GO	5.000%	2/1/2029	5,020	5,271
	New York NY GO	5.000%	8/1/2029	1,070	1,132
	New York NY GO	5.000%	8/1/2030	700	749
[1,4]	New York NY GO TOB VRDO	2.190%	8/6/2026	13,325	13,325
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2027	775	786
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	100	102
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	1,465	1,491
[2]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2027	350	356
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2028	2,500	2,570
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2028	640	661
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2028	1,755	1,758
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/2029	1,125	1,168
	New York State Dormitory Authority College & University Revenue	5.250%	5/1/2029	800	835
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	2,710	2,715
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,047
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2029	1,000	1,057
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	2,500	2,504
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	145	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/2030	845	894
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/2030	150	151
	New York State Dormitory Authority College & University Revenue VRDO	2.940%	8/6/2026	13,900	13,900
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	130	130
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2026	585	587
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/2027	180	179
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	1,000	1,013
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	1,000	1,014
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2028	1,180	1,213
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	500	520
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.050%	11/15/2030	4,250	4,218
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.320%	11/15/2030	1,195	1,186
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,975	2,019
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.450%	11/15/2031	1,310	1,297
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	11/1/2028	13,000	12,522
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/2/2029	20,000	21,083
[1,2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	8/6/2026	11,800	11,800
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/2032	230	233
[1]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.190%	8/6/2026	4,255	4,255
[2]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2027	1,000	1,002
[9]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2029	1,975	1,978
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/2030	120	120
[1,4]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	2.190%	8/6/2026	1,140	1,140
	New York State Energy Research & Development Authority Electric Power & Light Revenue (New York Electric & Gas Corp. Project)	3.500%	10/1/2029	3,520	3,519
	New York State Housing Finance Agency Income Tax Revenue PUT	3.300%	12/15/2028	1,310	1,310
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	6/15/2029	245	245
	New York State Housing Finance Agency Income Tax Revenue PUT	3.350%	12/15/2029	640	642
	New York State Housing Finance Agency Income Tax Revenue PUT	3.450%	12/15/2030	350	351
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/2027	630	629
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/2027	650	649
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/2028	1,195	1,190
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	5/1/2029	140	139
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	5/1/2029	1,325	1,314
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2029	115	114
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.900%	11/1/2029	680	675
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2030	180	177
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	5/1/2030	1,250	1,232
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2030	235	231
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/2030	710	699
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	5/1/2031	370	363
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	5/1/2031	725	712
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/2031	1,000	957
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2031	290	284
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/2031	730	715
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.100%	5/1/2027	17,445	17,099
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.500%	5/1/2027	4,290	4,254
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	4,030	4,031
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2027	7,370	7,372
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2027	2,000	2,001
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2028	865	865
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.650%	11/1/2028	7,480	7,482
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.500%	11/1/2028	51,085	51,194
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2029	7,825	7,830
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	5/1/2029	4,785	4,786
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	71,830	71,904
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	5/1/2029	2,195	2,199
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.800%	5/1/2029	9,750	9,752
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2029	72,425	71,566
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.450%	11/1/2029	23,425	23,425
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2029	4,195	4,197
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2030	11,210	10,965
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.100%	5/1/2030	780	767
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.125%	5/1/2030	1,010	994
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2030	30,315	29,881
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2030	5,445	5,359
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2030	6,805	6,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.300%	5/1/2030	1,540	1,522
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.500%	5/1/2030	5,885	5,891
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2030	49,710	49,223
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	22,845	22,428
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	11/1/2030	2,295	2,253
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.200%	5/1/2031	940	924
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	5/1/2031	14,275	14,128
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	11/1/2031	3,810	3,773
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	11/1/2031	7,160	7,091
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.375%	11/1/2031	8,050	7,876
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.570%	11/1/2031	2,145	2,129
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	3,595	3,582
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	4/1/2032	970	963
[1,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	8,738	8,738
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	2,145	2,145
[1,4,9]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.260%	8/6/2026	15,870	15,870
[1,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	25,840	25,840
[1,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	18,000	18,000
[4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.300%	8/5/2026	12,500	12,500
[1,4]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.460%	8/6/2026	14,595	14,595
	Norwich City School District BAN GO	4.000%	6/24/2027	26,607	26,803
[1]	Nuveen California AMT-Free Quality Municipal Income Fund Miscellaneous Revenue VRDO VRDP	2.610%	8/3/2026	24,700	24,700
	Odessa-Montour Central School District BAN GO	4.000%	8/27/2026	8,000	8,005
	Oneida County Local Development Corp. College & University Revenue (UTICA College Project)	5.000%	7/1/2028	525	528
	Oneida County Local Development Corp. College & University Revenue (UTICA College Project)	5.000%	7/1/2030	580	581
	Oneida County Local Development Corp. College & University Revenue (UTICA College Project)	5.000%	7/1/2031	500	500
	Oneonta City School District BAN GO	4.000%	6/25/2027	16,620	16,753
	Onondaga Central School District BAN GO	4.000%	7/15/2027	12,965	13,091
[2]	Oriskany Central School District GO	2.250%	6/15/2029	280	264
	Pleasantville NY Union Free School District GO	2.750%	4/15/2030	275	264
	Ravena Coeymans Selkirk Central School District BAN GO	4.000%	8/7/2026	1,558	1,558
	Rochester NY BAN GO	4.000%	7/29/2027	50,000	50,555
	Rockland County Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	6,000	6,170
	Sanford NY BAN GO	4.625%	3/12/2027	2,000	2,010
	Skaneateles Central School District NY BAN GO	3.750%	8/13/2026	1,899	1,900
[1,4]	Sleepy Hollow Local Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	9,928	9,927
	Solvay Union Free School District BAN GO	3.750%	7/15/2027	4,300	4,329
	South Colonie Central School District BAN GO	4.000%	7/8/2027	89,678	90,560
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/2029	100	100
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,051
[1,4]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.560%	8/6/2026	42,950	42,950
[1,4]	Tender Option Bond Trust Receipts/Certificates Revenue TOB VRDO	2.560%	8/6/2026	47,500	47,500
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/2032	220	223
[1]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue TOB VRDO	2.190%	8/6/2026	1,100	1,100
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	2.190%	8/6/2026	10,000	10,000
[1]	Triborough Bridge & Tunnel Authority Sales Tax Revenue TOB VRDO	2.190%	8/6/2026	2,085	2,085
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2027	500	507
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2028	2,000	2,029
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,125	1,141
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2030	1,000	1,013
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/2031	3,980	4,029
	Utica NY BAN GO	4.000%	8/28/2026	10,005	10,011
	Valhalla Union Free School District GO	2.750%	10/15/2029	255	246
	Valley Stream NY GO	5.250%	4/16/2027	1,297	1,308
	Vestal Fire District BAN GO	4.000%	8/7/2026	7,577	7,577
[5]	Vestal NY BAN GO	4.000%	8/6/2027	9,489	9,566
[5]	Vestal NY BAN GO	4.500%	8/6/2027	558	564
	Waterville Central School District BAN GO	4.000%	8/7/2026	1,587	1,587
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2028	100	100
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/2029	1,940	1,941
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	6.500%	11/1/2030	5,500	5,660
	Whitney Point Central School District BAN GO	4.000%	8/7/2026	1,809	1,809
					2,047,250
North Carolina (1.1%)
	Asheville Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	11,195	11,335
[1]	Charlotte NC Water & Sewer System Water Revenue TOB VRDO	3.150%	8/3/2026	9,020	9,020
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	3.250%	6/15/2027	8,970	8,995
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	1.950%	11/1/2029	1,960	1,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	1,735	1,870
[1,4]	Concord NC Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	3,385	3,385
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.625%	4/1/2028	5,000	5,042
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2028	2,110	2,109
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2029	1,655	1,648
	Durham Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	7/1/2029	1,575	1,571
	Inlivian Local or Guaranteed Housing Revenue (Trella Uptown Project) PUT	3.200%	6/1/2027	1,124	1,124
	Inlivian Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2026	8,159	8,184
	Inlivian Local or Guaranteed Housing Revenue PUT	4.750%	3/1/2027	9,714	9,727
	Inlivian Local or Guaranteed Housing Revenue PUT	3.300%	11/1/2028	2,000	2,007
	Mecklenburg County NC GO	4.000%	4/1/2029	2,940	2,965
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	6/1/2028	900	898
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue (Republic Services Inc. Project) PUT	2.550%	9/1/2026	15,000	14,998
	North Carolina Central University College & University Revenue	5.000%	10/1/2026	1,020	1,021
[1]	North Carolina GO PUT TOB	2.320%	10/15/2026	9,445	9,445
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	1/1/2032	1,500	1,469
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	7/1/2032	1,475	1,440
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	3/1/2027	1,000	1,005
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2028	2,765	2,851
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	2,284	2,280
[1]	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.190%	8/6/2026	4,720	4,720
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	1,795	1,800
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,885	1,919
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.400%	10/1/2029	775	775
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.625%	10/1/2030	625	625
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	195	196
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.200%	11/1/2030	6,755	6,614
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.450%	11/1/2030	1,040	1,020
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.350%	1/1/2031	1,825	1,812
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.600%	1/1/2031	1,500	1,490
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/2031	245	245
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	10	10
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.250%	9/1/2028	360	361
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.500%	9/1/2029	475	476
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Penick Village Project)	4.750%	9/1/2029	140	140
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	4,880	4,888
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	805	804
	Raleigh Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	3/1/2029	3,075	3,060
[1,4]	Raleigh NC Housing Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	5,150	5,150
[1,4]	Selma Housing Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	2,475	2,475
[3]	University of North Carolina at Chapel Hill College & University Revenue, 67% of SOFR + 1.050%	3.495%	12/1/2041	47,000	47,250
	Wake County Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	6/1/2027	6,677	6,717
	Wilmington Housing Authority Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2028	1,725	1,721
					200,503
North Dakota (0.1%)
	Bismarck ND GO	3.000%	5/1/2028	750	750
	Bismarck ND GO	3.000%	5/1/2029	725	719
	Bismarck ND Water Revenue	3.000%	4/1/2028	525	525
	Cass County Joint Water Resource District Intergovernmental Agreement Revenue	3.450%	4/1/2027	11,140	11,127
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	415	417
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	200	201
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	508
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	250	255
[2]	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	250	260
	Grand Forks ND Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	450	464
	Horace ND GO	5.000%	5/1/2028	480	492
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	5/1/2028	3,000	2,988
	North Dakota Public Finance Authority Intergovernmental Agreement Revenue (Capital Financing Program)	4.000%	6/1/2032	1,450	1,445
					20,151
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/2026	570	573
	Akron City School District GO	4.000%	8/6/2026	5,350	5,350
	Akron OH GO	5.000%	12/1/2026	300	302
	Akron OH GO	5.000%	12/1/2030	100	107
	Akron OH Income Tax Revenue	5.000%	12/1/2031	1,000	1,001
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	8/3/2027	18,000	18,341
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	6/4/2030	4,070	4,325
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2029	205	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Michigan Cat Peaking Project)	5.000%	2/15/2030	290	308
	Avon OH BAN GO	4.000%	6/30/2027	9,550	9,619
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,225	1,253
	Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	865	879
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2028	460	477
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	1,650	1,744
[1,2,11]	Cincinnati City School District GO TOB VRDO	2.280%	8/6/2026	5,000	5,000
	Cleveland Municipal School District GO	5.000%	12/1/2028	80	84
	Cleveland OH (Cleveland Stadium Project) COP	5.000%	11/15/2026	160	161
	Cleveland OH GO	2.000%	12/1/2026	500	498
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Development Corp. Project)	5.000%	8/1/2027	655	665
[1,4]	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue TOB VRDO	2.250%	8/6/2026	7,500	7,500
	Columbus Metropolitan Housing Authority Local or Guaranteed Housing Revenue (Country Ridge Apartments Project)	5.000%	12/1/2026	1,780	1,781
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/2030	2,520	2,531
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue (Dering Family Homes Project) PUT	5.000%	2/1/2027	2,550	2,557
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.030%	11/1/2027	1,203	1,202
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2027	1,786	1,829
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.650%	7/1/2028	1,175	1,184
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.190%	6/1/2029	3,060	3,050
	Columbus-Franklin County Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2029	800	797
[1,4]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Bridge Park J Block Project) PUT TOB	2.340%	10/15/2026	6,730	6,730
[1]	Columbus-Franklin County Finance Authority Tax Increment/Allocation Revenue (Easton Project)	5.000%	6/1/2028	595	604
[1,4]	Cuyahoga County OH GO TOB VRDO	2.190%	8/6/2026	2,765	2,765
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2030	1,900	1,908
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2031	5,630	5,652
[1,4]	Cuyahoga OH GO TOB VRDO	2.190%	8/6/2026	1,265	1,265
	Dayton-Montgomery County Port Authority Local or Guaranteed Housing Revenue (Hom Flats at Forest Project) PUT	3.200%	7/1/2029	4,300	4,290
	Franklin County Convention Facilities Authority Hotel Project Industrial Revenue (Greater Columbus Convention Center Hotel Expansion Project)	5.000%	12/1/2026	625	627
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	2,000	2,016
[14]	Freddie Mac Pool	2.650%	4/1/2029	164	158
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	300	302
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	310	316
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	715	737
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	375	394
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	330	343
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	300	318
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2030	600	628
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	390	406
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	375	401
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2031	1,140	1,201
	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	2.330%	8/6/2026	40,195	40,195
	Horseheads Central School District BAN GO	5.000%	12/1/2026	23,225	23,383
	Huber Heights OH BAN GO	5.000%	11/19/2026	45,000	45,269
	Huber Heights OH Income Tax Revenue BAN	5.000%	11/19/2026	12,800	12,871
	Lake County OH BAN GO	3.750%	9/16/2026	5,300	5,304
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2026	300	300
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2027	240	242
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2027	240	244
	Lancaster Port Authority Natural Gas Revenue	5.000%	2/1/2028	370	379
	Lancaster Port Authority Natural Gas Revenue	5.000%	8/1/2028	290	299
	Lorain County OH BAN GO	4.000%	4/21/2027	2,625	2,636
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.220%	6/1/2028	1,305	1,305
	Lorain Metropolitan Housing Authority Local or Guaranteed Housing Revenue PUT	3.100%	4/1/2029	970	965
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	250	250
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/2026	295	295
	Mid-Ohio Water & Sewer District Water Revenue BAN	3.600%	5/26/2027	10,450	10,431
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	2,085	2,127
	Mount Vernon OH BAN GO	4.500%	6/2/2027	13,225	13,271
[1]	Mount Vernon OH BAN GO	4.000%	6/23/2027	3,000	3,026
[9]	Northeast Ohio Medical University College & University Revenue	5.000%	12/1/2026	250	252
	Norwood OH Special Obligation Revenue (Rookwood Exchange Project)	4.375%	12/1/2030	260	262
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Duke Energy Corp. Project) PUT	4.000%	6/1/2027	16,085	16,165
	Ohio Air Quality Development Authority Electric Power & Light Revenue (First Energy Generation Project)	3.375%	8/1/2029	27,055	26,545
	Ohio Air Quality Development Authority Electric Power & Light Revenue (Ohio Valley Electric Corp. Program)	3.250%	9/1/2029	8,215	8,129

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Air Quality Development Authority Electric Power & Light Revenue (The Dayton Power & Light Co. Project) PUT	4.000%	6/1/2027	10,500	10,566
	Ohio Air Quality Development Authority Electric Power & Light Revenue PUT	3.500%	4/1/2030	6,860	6,821
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2027	3,500	3,529
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/2030	6,000	6,321
[1,4]	Ohio Health, Hospital, Nursing Home Revenue PUT TOB	2.340%	9/17/2026	3,245	3,245
	Ohio Health, Hospital, Nursing Home Revenue VRDO	2.450%	8/3/2026	19,195	19,195
	Ohio Higher Educational Facility Commission	2.520%	9/1/2026	12,000	11,999
	Ohio Higher Educational Facility Commission	2.520%	9/1/2026	25,375	25,374
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2030	505	541
	Ohio Higher Educational Facility Commission College & University Revenue	6.000%	12/1/2031	535	579
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2027	750	753
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University 2022 Project)	5.000%	10/1/2028	370	378
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2026	100	100
	Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University 2022 Project)	5.000%	12/1/2027	425	432
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2016 Project)	5.000%	5/1/2029	315	314
	Ohio Higher Educational Facility Commission College & University Revenue (Xavier University 2020 Project)	5.000%	5/1/2027	175	177
	Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/2026	1,465	1,455
[3]	Ohio Higher Educational Facility Commission College & University Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.390%	12/1/2042	5,000	4,989
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Community Pendleton Project) PUT	3.400%	2/1/2028	1,290	1,292
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Marsh Run Homes Project) PUT	3.200%	2/1/2029	4,200	4,201
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2028	125	131
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2028	165	175
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2029	125	134
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2029	125	135
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	3/1/2030	130	142
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	6.000%	9/1/2030	125	138
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Nelson Park Apartments Project) PUT	5.000%	3/1/2028	16,000	16,435
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Pebble Brooke Apartments Project) PUT	3.350%	7/1/2028	5,530	5,553
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Springboro Sherman Apartments Project) PUT	3.530%	2/1/2027	1,310	1,313
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue (Tyler’s Creek Apartments Project) PUT	3.150%	2/1/2030	1,570	1,550
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	4.000%	12/1/2026	2,980	2,990
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	6,824	6,833
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.370%	3/1/2027	1,930	1,931
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	11,250	11,475
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.680%	7/1/2028	255	252
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	645	637
[1,4]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	3,114	3,114
	Ottawa & Glandorf Local School District GO	3.000%	12/1/2030	295	286
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	20,515	20,515
[1,4]	Public Finance Authority Revenue TOB VRDO	2.220%	8/6/2026	24,950	24,950
[4]	Salem OH Miscellaneous Revenue (Salem Community Center Inc. Project) VRDO	2.250%	8/6/2026	515	515
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/2028	2,490	2,492
	Springboro Community City School District BAN GO	4.000%	12/22/2026	9,490	9,517
	Summit County Development Finance Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2029	2,100	2,071
[1,2]	Summit County Green Local School District GO TOB VRDO	2.280%	8/6/2026	3,750	3,750
	University of Akron College & University Revenue	5.000%	1/1/2031	1,595	1,596
	University of Akron College & University Revenue	5.000%	1/1/2032	120	120
[1,3]	University of Toledo College & University Revenue, 70% of SOFR + 0.900%	3.448%	6/1/2036	925	919
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	200	200
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	470	478
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	320	331
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	310	325
					541,803

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma (0.5%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public Schools Project)	5.000%	9/1/2026	1,025	1,026
	Carter County Public Facilities Authority Lease (Appropriation) Revenue (Plainview Public School Project)	5.000%	12/1/2026	1,000	1,006
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/2028	1,175	1,183
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2028	1,305	1,353
	Lawton IDA Intergovernmental Agreement Revenue	5.000%	7/1/2030	1,000	1,065
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2029	1,000	1,001
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2030	1,000	1,001
	Lincoln County Educational Facilities Authority Lease (Appropriation) Revenue (Stroud Public Schools Project)	5.000%	9/1/2031	1,900	1,902
	Muskogee Industrial Trust Lease (Appropriation) Revenue (Muskogee Public Schools Project)	5.000%	9/1/2026	1,840	1,842
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	2,100	1,891
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2028	2,000	1,720
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	2,095	1,759
	Oklahoma City OK GO	2.750%	3/1/2029	4,080	3,998
	Oklahoma City Public Property Authority Hotel Occupancy Tax Revenue	5.000%	10/1/2028	1,265	1,267
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2026	650	651
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	965	976
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	675	689
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	805	827
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	1,000	1,032
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	1,125	1,160
	Oklahoma County Independent School District No. 1 Putnam City GO	3.125%	5/1/2028	16,000	15,997
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	910	911
	Oklahoma Development Finance Authority Lease (Appropriation) Revenue	4.000%	12/1/2028	1,300	1,304
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Astoria Creek Project) PUT	3.150%	2/1/2028	1,375	1,375
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.550%	3/1/2027	165	164
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.550%	9/1/2027	250	249
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.650%	3/1/2028	375	372
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.700%	9/1/2028	275	272
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.750%	3/1/2029	270	267
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.750%	9/1/2029	285	281
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.800%	3/1/2030	250	245
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.800%	9/1/2030	295	288
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.850%	3/1/2031	300	288
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Homeownership Loan Program)	2.900%	9/1/2031	200	195
	Oklahoma Housing Finance Agency Local Or Guaranteed Housing Revenue (Trinity Trails Project) PUT	3.200%	4/1/2028	750	750
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue (Villages at Rose Hill Project) PUT	3.125%	6/1/2029	725	722
	Oklahoma Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2029	13,000	12,871
[1,2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue TOB VRDO	2.260%	8/6/2026	10,000	10,000
[1,2]	Oklahoma Municipal Power Authority Electric Power & Light Revenue TOB VRDO	2.260%	8/6/2026	5,625	5,625
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2027	105	107
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2028	175	180
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2029	165	171
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2030	195	203
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2031	200	210
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue	5.000%	9/1/2032	165	173
	Rogers County Educational Facilities Authority Lease (Appropriation) Revenue (Catoosa Public Schools Project)	5.000%	9/1/2026	1,490	1,492
	Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/2026	845	847
	Tulsa County Industrial Authority Lease (Appropriation) Revenue	4.000%	9/1/2030	1,210	1,234
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2026	1,100	1,102
	Tulsa County Industrial Authority Lease (Appropriation) Revenue (Owasso Public Schools Project)	5.000%	9/1/2027	220	225
					85,469
Oregon (0.3%)
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.200%	11/15/2029	470	469
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.450%	11/15/2030	310	308
	Albany Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Mennonite Village Project)	3.950%	11/15/2031	1,270	1,260
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/2028	400	416
[1]	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	8/6/2026	4,000	4,000
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2030	1,915	2,011
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	2.950%	1/1/2029	440	439
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.100%	1/1/2030	365	363
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.150%	7/1/2030	445	442
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.200%	1/1/2031	235	234
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.250%	7/1/2031	355	354
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.350%	7/1/2032	100	98
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Hollywood Hub Apartments Project) PUT	4.000%	1/1/2029	9,945	10,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,4]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Jami Court Apartments Project) TOB VRDO	2.390%	8/6/2026	2,102	2,102
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue (Verde Pines Project) PUT	3.100%	2/1/2028	867	866
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue PUT	3.125%	7/1/2028	1,285	1,284
[1,4]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	3,053	3,053
[1,4]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	2.390%	8/6/2026	1,505	1,505
	Oregon State Business Development Commission Industrial Revenue (Intel Corp. Project) PUT	3.800%	6/15/2028	8,530	8,607
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	2,770	2,938
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2030	1,155	1,156
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/2032	1,695	1,696
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (PeaceHealth Project)	5.000%	11/15/2027	250	251
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2027	1,000	975
	Salem-Keizer School District No. 24J GO	0.000%	6/15/2030	1,055	925
	Union County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Grande Ronde Hospital Project)	5.000%	7/1/2027	150	152
	Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,405	1,405
					47,361
Pennsylvania (3.3%)
	Adams County General Authority Health, Hospital, Nursing Home Revenue (The Brethren Home Community Project)	3.900%	6/1/2030	785	780
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/2026	420	420
[3]	Allegheny County Higher Education Building Authority College & University Revenue, 70% of SOFR + 0.290%	2.845%	2/1/2033	475	475
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	325	329
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2029	7,535	7,745
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2030	1,000	1,026
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.740%	11/15/2026	2,000	1,996
[3]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.860%	11/15/2047	99,905	99,337
	Allegheny County IDA Industrial Revenue	5.125%	5/1/2030	585	611
	Allegheny County PA GO	5.000%	11/1/2029	2,785	2,800
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/2030	30	32
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/2027	360	364
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2026	520	521
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2030	630	661
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/2031	500	528
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2026	470	471
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/2027	580	584
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/2027	1,475	1,495
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Pennswood Village Project)	5.000%	10/1/2030	250	253
	Central Dauphin School District GO	5.000%	2/1/2027	2,500	2,528
[1]	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	31,985	31,985
	Chester County IDA Charter School Aid Revenue	5.000%	3/1/2027	1,850	1,851
[1]	Chester County IDA Charter School Aid Revenue	5.000%	10/1/2029	345	353
	Chester County IDA Charter School Aid Revenue (Collegium Charter School Project)	5.000%	10/15/2027	525	525
[9]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2026	1,100	1,100
[9]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2027	1,675	1,705
[9]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2028	875	905
[9]	Chester County IDA Local or Guaranteed Housing Revenue (University Student Housing LLC Project)	5.000%	8/1/2029	925	967
[1]	Chester County IDA Special Assessment Revenue (Woodlands at Graystone Project)	4.375%	3/1/2028	14	14
	Chichester School District GO	3.000%	10/15/2027	1,000	994
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2030	330	342
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/2031	4,255	4,406
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2028	280	288
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2030	325	340
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	6/1/2032	505	533
[1]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science & Technology Project)	4.250%	10/15/2026	565	311
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/2032	2,030	2,056
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue, 67% of SOFR + 0.490%	2.935%	3/1/2057	3,290	3,290
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	130	130
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/2029	1,700	1,717
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue (Willow Valley Communities Project)	5.000%	12/1/2029	950	950
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue (Willow Valley Communities Project)	5.000%	12/1/2031	60	60
	Easton Area School District GO	4.000%	4/1/2027	190	192
	Easton Area School District GO	5.000%	4/1/2028	165	165
	Easton Area School District GO	5.000%	2/1/2031	420	428
	Easton Area School District GO	4.000%	4/1/2032	180	181
	Easton Area School District GO	4.000%	4/1/2033	140	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2027	520	522
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2028	1,095	1,097
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/2030	1,205	1,207
	Exeter Township School District GO	5.000%	9/1/2029	1,700	1,800
[2]	Forest Area School District GO	3.000%	11/1/2030	410	399
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/2030	1,005	1,054
[1]	Jefferson County PA Hospital Authority Health, Hospital, Nursing Home Revenue	4.500%	1/15/2027	3,136	3,137
	Lackawanna County PA GO TRAN	3.875%	12/31/2026	5,000	4,989
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/2031	605	606
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2026	510	512
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2027	580	593
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2028	975	1,012
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2029	675	709
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2030	355	377
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Masonic Villages Project)	5.000%	11/1/2031	365	391
	Latrobe IDA College & University Revenue	5.000%	3/1/2029	150	153
	Latrobe IDA College & University Revenue	5.000%	3/1/2031	755	782
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2028	600	614
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2029	1,225	1,258
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2030	1,000	1,032
	Lehigh County General Purpose Authority College & University Revenue (Muhlenberg College Project)	5.000%	2/1/2031	570	591
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2026	355	355
[1,4]	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.190%	8/6/2026	33,045	33,045
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	2,555	2,640
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,100	1,141
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,340	1,408
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,000	1,062
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	800	857
	Lycoming County Authority College & University Revenue (Aicup Financing Program – Lycoming College Project) PUT	3.875%	5/1/2028	670	668
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2027	300	303
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	235	242
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2032	750	809
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	25	25
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,050	1,037
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	1,590	1,641
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2032	15	15
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2026	1,300	1,302
	Montgomery County Higher Education & Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/2030	2,320	2,418
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2026	175	175
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/2030	300	302
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/2028	22,175	22,584
[2]	Newport PA School District GO	2.250%	8/15/2028	215	209
[9]	Newport PA School District GO	2.750%	8/15/2030	50	48
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	4,170	4,174
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2027	1,380	1,400
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.000%	10/1/2029	1,530	1,576
	Pennsylvania Economic Development Financing Authority College & University Revenue (Eastern University Project)	5.250%	10/1/2031	1,175	1,238
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	1,125	1,126
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/2027	5,090	5,094
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	300	310
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2028	485	502
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/2031	650	651
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	10,010	10,703
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/15/2031	16,190	17,330
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2031	7,130	7,318
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/15/2030	19,195	20,171
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.580%	2.740%	11/15/2026	1,820	1,818
[3]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.700%	2.860%	11/15/2047	30,285	30,216
	Pennsylvania Higher Educational Facilities Authority	2.580%	11/3/2026	25,000	24,996
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2027	310	314
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/2030	650	660
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2030	210	210
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/2031	935	935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.200%	5/1/2028	2,675	2,668
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (Ursinus College Project)	5.000%	11/1/2028	930	953
	Pennsylvania Higher Educational Facilities Authority CP	2.640%	12/3/2026	25,000	24,996
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,200	1,226
[5]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	780	826
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.280%	8/6/2026	15,670	15,670
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2027	300	304
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2027	305	311
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/2027	330	325
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2027	325	335
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2028	1,000	1,034
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	10/1/2028	500	500
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/2029	500	525
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2029	300	319
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2029	300	322
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	4/1/2030	500	532
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	4/1/2030	300	324
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/2030	300	327
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	9/1/2027	2,000	2,000
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	2.650%	9/1/2028	646	636
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	1,835	1,826
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	1,800	1,791
[1]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.200%	8/6/2026	4,655	4,655
[1,4]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	9,328	9,328
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2030	125	126
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2031	1,020	1,026
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/2032	760	764
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/2026	4,235	4,235
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/2029	1,000	1,003
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2027	2,500	2,525
[1]	Philadelphia IDA Charter School Aid Revenue	4.500%	6/15/2029	450	451
	Philadelphia IDA College & University Revenue	5.000%	11/1/2026	850	854
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/2027	305	311
[1,4]	Philadelphia PA IDA Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.250%	8/3/2026	16,746	16,747
[1,2]	Philadelphia PA Water & Wastewater Revenue TOB VRDO	2.280%	8/6/2026	11,250	11,250
[2]	Pittsburgh & Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/2030	265	282
	Pittsburgh School District GO	5.000%	9/1/2028	115	120
[7]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/2029	1,130	1,020
[1,2,3]	Pittsburgh Water & Sewer Authority Water Revenue, 70% of SOFR + 0.800%	3.355%	9/1/2040	20,450	20,366
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	13,630	13,630
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	18,160	18,160
	Quaker Valley PA School District GO	3.000%	4/1/2030	340	335
	School District of Philadelphia (Housing Finance Program) GO	5.000%	9/1/2027	1,180	1,205
	School District of Philadelphia GO	5.000%	9/1/2027	2,910	2,915
	School District of Philadelphia GO	5.000%	9/1/2027	1,140	1,165
	School District of Philadelphia GO	5.000%	9/1/2028	1,352	1,354
	School District of Philadelphia GO	5.000%	9/1/2030	6,585	6,596
[2]	Scranton PA GO	5.000%	11/15/2027	385	394
[2]	Scranton PA GO	5.000%	11/15/2028	770	798
[2]	Scranton PA GO	5.000%	11/15/2029	625	654
	Scranton PA School District GO	5.000%	12/1/2027	1,400	1,434
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2026	455	457
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2026	500	502
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2027	205	210
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2028	500	519
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	425	446
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2029	525	551
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2030	555	588
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	780	834
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2031	660	704
	Scranton-Lackawanna Health & Welfare Authority College & University Revenue	5.000%	11/1/2032	715	767
	State Public School Building Authority College & University Revenue	5.000%	6/15/2027	525	534
	State Public School Building Authority College & University Revenue	5.000%	6/15/2028	555	575
[9]	State Public School Building Authority College & University Revenue	5.000%	10/1/2028	220	229
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2026	685	687
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	375	383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2027	325	332
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2028	205	213
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2029	125	132
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2030	175	186
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2031	235	252
[9]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/2032	235	252
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/2027	1,250	1,258
	Washington County PA IDA College & University Revenue (Aicup Financing Program)	5.000%	11/1/2027	1,000	1,015
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	12/15/2028	315	312
	Westmoreland County PA GO	5.000%	8/15/2028	1,000	1,039
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/2028	1,000	1,023
[9]	Wilkes-Barre PA Area School District GO	5.000%	8/1/2027	1,240	1,251
[2]	Williamsport Area School District GO	2.500%	8/1/2029	515	494
	York County PA IDA Industrial Revenue (Philadelphia Electric Co. Project) PUT	4.100%	4/3/2028	3,375	3,438
					605,383
Puerto Rico (0.7%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	47,056	47,990
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	44,271	46,743
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	4,095	4,220
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2028	480	495
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	2,415	2,522
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2029	4,635	4,837
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2030	11,655	12,283
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2027	842	818
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	8,452	7,661
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	4,101	3,472
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	133	113
					131,154
Rhode Island (0.1%)
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2027	600	613
[2]	Providence Public Building Authority Lease (Appropriation) Revenue (Capital Improvement Program Projects)	5.000%	9/15/2028	400	415
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/2032	325	332
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2029	5,170	5,182
	Rhode Island Health & Educational Building Corp. College & University Revenue	5.000%	9/15/2030	1,040	1,042
	Rhode Island Health & Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2031	3,265	3,472
[9]	Rhode Island Health & Educational Building Corp. Intergovernmental Agreement Revenue	4.250%	5/15/2029	1,000	1,008
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.300%	4/1/2028	950	952
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue (Rock Ridge Project) PUT	3.350%	4/1/2028	1,585	1,588
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2027	4,450	4,451
	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	10/1/2027	650	649
[8]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	10/1/2027	4,830	4,831
					24,535
South Carolina (1.1%)
	Columbia SC Housing Authority Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2026	6,055	6,064
	Fort Mill School District No. 4 GO	3.000%	3/1/2027	3,875	3,875
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.000%	5/15/2029	400	422
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.000%	5/15/2030	375	400
[8]	Medical University Hospital Authority Health, Hospital, Nursing Home Revenue (Nexton Project)	5.000%	11/15/2031	375	405
	Orangeburg County Facilities Corp. Lease (Appropriation) Revenue	5.000%	12/1/2027	1,140	1,159
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/2030	1,000	1,001
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2032	125	126
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/2033	135	136
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	10,250	10,250
	Richland County SC School District No. 1 GO	3.150%	3/1/2027	1,000	999
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/2027	495	499
	South Carolina Jobs-Economic Development Authority	2.650%	10/15/2026	10,630	10,629
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2027	575	584
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,000	1,034
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2029	1,185	1,185
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	325	335
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.000%	12/1/2030	1,670	1,670

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Rolling Green Village Project)	4.250%	12/1/2031	2,345	2,338
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Wesley Commons Project)	3.875%	10/1/2030	2,250	2,239
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2030	6,000	6,400
[1,4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	8/3/2026	70,205	70,205
[1,4]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	8/6/2026	9,655	9,655
[1]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	8/6/2026	8,000	8,000
[1,8]	South Carolina Medical University Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.240%	8/6/2026	2,755	2,755
[1,9]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.280%	8/6/2026	2,820	2,820
[1,9]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.280%	8/6/2026	2,900	2,900
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.280%	8/6/2026	24,000	24,000
[1,2]	South Carolina Public Service Authority Electric Power & Light Revenue TOB VRDO	2.300%	8/6/2026	10,000	10,000
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2027	365	365
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2029	690	691
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2030	1,430	1,431
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	2,175	2,187
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/2031	1,010	1,016
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (573 Meeting Street Project) PUT	3.000%	4/1/2027	1,750	1,750
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue (Settlement Manor Apartments Project) PUT	5.000%	11/1/2027	935	956
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	3,065	3,085
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	4/1/2027	3,485	3,472
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.150%	11/1/2028	705	704
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.050%	2/1/2029	1,000	995
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue PUT	3.250%	2/1/2030	2,430	2,413
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2027	490	496
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/2028	1,000	1,032
	University of South Carolina College & University Revenue	5.000%	5/1/2031	1,445	1,464
	University of South Carolina College & University Revenue	5.000%	5/1/2032	2,145	2,171
					206,313
South Dakota (0.1%)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	17,915	18,744
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.200%	8/6/2026	3,700	3,700
					22,444
Tennessee (3.1%)
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (One Westside Phase 2B Project) PUT	2.950%	5/1/2029	1,325	1,311
	Chattanooga Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	3.600%	6/1/2028	2,250	2,262
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.000%	4/1/2027	4,025	4,022
	Dickson TN Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	4/1/2029	3,200	3,174
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/2028	1,455	1,456
	Johnson City Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	375	400
	Johnson City Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Lakewood Apartments Project) PUT	2.850%	4/1/2028	1,250	1,250
	Kingsport Tennessee Industrial Development Board Local or Guaranteed Housing Revenue (Stonecrest Apartments Project) PUT	2.950%	9/1/2028	2,950	2,927
[1]	Knox County & Knoxville City Sports Authority Intergovernmental Agreement Revenue TOB VRDO	3.200%	8/3/2026	16,100	16,100
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/2027	700	706
	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (The Pines Apartments Project) PUT	3.100%	9/1/2027	1,500	1,499
[1]	Knoxville Industrial Development Board Local or Guaranteed Housing Revenue (Maplehurst Park Apartments Project)	4.250%	11/1/2030	6,470	6,382
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (525 Flats Porject) PUT	2.700%	6/1/2029	625	613
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue (Bluegrass Apartments Project) PUT	5.000%	4/1/2027	4,353	4,407
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,000	1,992
	Knoxville's Community Development Corp. Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2029	1,360	1,341
	Marshall County TN GO	2.500%	5/1/2030	355	338
	Memphis City Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue PUT	2.900%	7/1/2027	1,825	1,821
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Lipscomb University Project)	5.000%	10/1/2029	565	566
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	9,000	9,448
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	14,185	14,892
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	2,080	2,229
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	790	852

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Burning Tree Apartments Project) PUT	5.000%	10/1/2027	3,325	3,393
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Northview Project) PUT	3.600%	2/1/2028	6,000	6,041
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue (Park Point Project) PUT	3.500%	2/1/2028	5,255	5,264
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	14,940	14,961
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	2.850%	7/1/2027	896	894
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	12/1/2027	645	645
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.150%	2/1/2029	3,060	3,054
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	5,455	5,451
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Local or Guaranteed Housing Revenue PUT	3.050%	7/1/2030	710	695
	Metropolitan Government Nashville & Davidson County Industrial Development Board Local or Guaranteed Housing Revenue (Trinity Lane Apartments Project) PUT	3.150%	7/1/2029	2,590	2,578
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue PUT TOB	2.310%	7/1/2031	9,100	9,100
[1,2]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue TOB VRDO	2.310%	8/6/2026	3,665	3,665
	Metropolitan Government of Nashville & Davidson County TN CP	2.800%	10/28/2026	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	2.600%	10/5/2026	9,250	9,249
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue CP	2.700%	10/6/2026	30,000	29,997
	Nashville & Davidson County TN Metropolitan Government	2.540%	8/11/2026	19,500	19,500
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Revenue	2.700%	8/6/2026	30,000	30,000
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Revenue	2.590%	9/1/2026	22,000	21,998
	Nashville & Davidson County TN Metropolitan Government Water & Sewer Revenue	2.850%	9/22/2026	15,000	14,999
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue	4.000%	4/1/2028	2,315	2,352
	Oak Ridge Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2028	1,940	1,936
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	18,125	18,125
	Rutherford County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2030	5,000	5,334
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2028	1,070	1,083
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,040	2,110
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/2029	1,340	1,354
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	2,400	2,517
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2030	3,210	3,402
[2]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	2,555	2,730
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2029	41,280	42,950
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2030	3,165	3,330
	Tennergy Corp. TN Natural Gas Revenue	5.250%	12/1/2026	750	754
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2027	975	996
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2028	285	293
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2028	1,100	1,138
	Tennergy Corp. TN Natural Gas Revenue	5.000%	6/1/2029	860	894
	Tennergy Corp. TN Natural Gas Revenue	5.500%	12/1/2029	2,000	2,086
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/2028	56,920	57,329
	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	12/1/2029	47,050	49,141
	Tennergy Corp. TN Natural Gas Revenue PUT	5.500%	12/1/2030	10,435	10,991
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/2026	7,450	7,461
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.625%	9/1/2026	5,800	5,808
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/2026	200	201
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/2027	11,470	11,546
	Tennessee Energy Acquisition Corp. Natural Gas Revenue (Gas Project) PUT	5.000%	5/1/2028	49,665	50,823
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.600%	1/1/2027	130	130
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.700%	7/1/2027	335	335
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.750%	1/1/2028	340	340
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.800%	7/1/2028	250	249
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	7/1/2028	200	208
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.850%	1/1/2029	375	374
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.875%	7/1/2029	300	297
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	2.950%	1/1/2030	220	218
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	7/1/2030	115	113
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.050%	1/1/2031	120	119
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.100%	7/1/2031	375	373
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.250%	1/1/2032	330	324
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.300%	7/1/2032	375	366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williamson County Industrial Development Board Local or Guaranteed Housing Revenue PUT	5.000%	5/1/2027	3,235	3,250
					567,352
Texas (9.9%)
	Alamito Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2027	11,962	11,962
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.390%	7/1/2028	3,570	3,590
	Alamo Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.000%	12/1/2028	1,560	1,547
	Amarillo TX Waterworks & Sewer System Water Revenue	3.000%	4/1/2027	1,000	1,000
[16]	Argyle Independent School District GO PUT	4.000%	8/15/2027	7,400	7,477
[16]	Argyle Independent School District GO PUT	4.000%	8/15/2028	5,230	5,320
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	390	390
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	510	530
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2029	1,145	1,203
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	375	395
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2030	295	314
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	2/15/2031	1,800	1,943
[16]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2031	340	367
	Arlington Higher Education Finance Corp. Charter School Aid Revenue PUT	4.750%	8/15/2034	1,425	1,403
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	2,120	2,165
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	400	408
	Austin Affordable Pfc Inc. Local or Guaranteed Housing Revenue PUT	2.950%	5/1/2029	2,550	2,526
	Austin Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	11/1/2027	15,090	15,163
	Austin TX Combined Utility Systems Revenue	2.500%	9/3/2026	28,400	28,396
	Austin TX Combined Utility Systems Revenue	2.580%	11/4/2026	26,500	26,493
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/2032	3,305	3,322
	Bexar County Hospital District GO	5.000%	2/15/2027	1,550	1,568
	Bexar County Hospital District GO	5.000%	2/15/2029	825	869
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2028	485	480
	Bexar Management & Development Corp. Local or Guaranteed Housing Revenue PUT	3.020%	5/1/2028	8,290	8,270
	Board of Regents of the University of Texas System College & University Revenue VRDO	2.110%	8/6/2026	25,000	25,000
	Board of Regents of the University of Texas System CP	2.550%	11/16/2026	25,000	24,989
	Board of Regents of the University of Texas System CP	2.580%	11/16/2026	25,000	24,989
[16]	Boerne Independent School District GO PUT	3.125%	2/1/2027	1,400	1,400
	Brazoria County Toll Road Authority Intergovernmental Agreement Revenue PUT	3.750%	9/1/2026	8,455	8,459
[2]	Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/2027	1,490	1,492
	Brushy Creek Regional Utility Authority Inc. Water Revenue	5.000%	8/1/2027	1,460	1,491
	Brushy Creek Regional Utility Authority Inc. Water Revenue	5.000%	8/1/2030	2,840	3,046
	Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.125%	9/1/2027	3,125	3,129
[7]	Cedar Hill Independent School District GO	0.000%	8/15/2026	3,570	3,566
[10,17]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/2026	2,435	2,433
	Central Texas Turnpike System Highway Revenue PUT	5.000%	8/15/2030	23,240	24,534
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2026	1,285	1,286
	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2027	990	1,007
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2028	1,000	1,043
[16]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/2029	1,375	1,445
	Corpus Christi TX GO	5.000%	3/1/2029	400	419
	Corpus Christi TX GO	5.000%	3/1/2030	325	345
	Corpus Christi TX GO	5.000%	3/1/2031	300	322
	Corpus Christi TX GO	5.000%	3/1/2032	510	552
[1]	Corpus Christi TX Utility System Water Revenue TOB VRDO	2.260%	8/6/2026	4,400	4,400
[1]	Crandall TX Special Assessment Revenue	4.250%	9/15/2030	103	103
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/2032	545	549
	Dallas Fort Worth International Airport	2.650%	8/5/2026	64,850	64,851
	Dallas Fort Worth International Airport CP	2.530%	10/7/2026	46,200	46,187
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue (Waterford at Goldmark Project) PUT	3.300%	1/1/2028	6,415	6,429
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	8/1/2026	842	842
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2027	1,665	1,678
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	1,503	1,535
[16]	Dallas Independent School District GO PUT	5.000%	2/15/2030	12,235	12,919
	Dallas TX GO	5.000%	2/15/2031	100	101
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/2030	1,375	1,375
[1]	Dallas TX Special Tax Revenue (Fair Park Venue Project) PUT	6.250%	8/15/2028	7,375	7,383
	Dallas TX Waterworks & Sewer System Revenue CP	2.620%	8/20/2026	15,800	15,800
[1]	Decatur TX Special Assessment Revenue	4.500%	9/15/2030	194	195
[1]	Denton County TX Special Assessment Revenue	4.250%	12/31/2030	230	227
[1]	Denton County TX Special Assessment Revenue	4.750%	12/31/2030	234	232
[1,4]	Deutsche Bank Spears/Lifers Trust Revenue TOB VRDO	3.250%	8/3/2026	8,281	8,281
[16]	Dickinson Independent School District GO PUT	3.100%	8/2/2027	4,200	4,199
[16]	Eagle Mountain & Saginaw Independent School District GO PUT	4.000%	8/1/2027	2,345	2,369
[1,16]	Eagle Pass Independent School District GO TOB VRDO	2.190%	8/6/2026	2,665	2,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Ector County Independent School District GO PUT	4.000%	8/15/2027	6,810	6,880
[2]	El Paso County Hospital District GO	5.000%	2/15/2027	890	899
[2]	El Paso County Hospital District GO	5.000%	2/15/2028	1,515	1,560
[2]	El Paso County Hospital District GO	5.000%	8/15/2028	1,000	1,036
[2]	El Paso County Hospital District GO	5.000%	2/15/2029	1,695	1,774
[2]	El Paso County Hospital District GO	5.000%	2/15/2030	1,475	1,563
[2]	El Paso County Hospital District GO	5.000%	2/15/2031	1,025	1,098
	El Paso TX Water & Sewer Revenue CP	2.720%	10/21/2026	11,000	11,000
[1,4]	El Paso TX Water & Sewer Water Revenue TOB VRDO	2.190%	8/6/2026	2,400	2,400
[2]	Fort Bend County Municipal Utility District No. 35 GO	4.000%	9/1/2031	200	200
	Fort Bend County TX GO	5.000%	3/1/2029	930	932
[16]	Fort Bend Independent School District GO PUT	0.720%	8/1/2026	4,940	4,940
[16]	Fort Bend Independent School District GO PUT	3.125%	8/1/2029	10,640	10,592
[1]	Fort Worth TX Water & Sewer System Water Revenue TOB VRDO	2.190%	8/6/2026	10,000	10,000
[16]	Frisco Independent School District GO	0.000%	8/15/2026	4,690	4,685
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2027	550	560
	Galveston TX Wharves & Terminal Port, Airport & Marina Revenue	5.000%	8/1/2029	300	315
[16]	Goose Creek Consolidated Independent School District GO PUT	0.600%	8/17/2026	1,200	1,199
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	4/1/2028	17,945	18,414
[1]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	2.190%	8/6/2026	4,750	4,750
[1]	Grand Parkway Transportation Corp. Highway Revenue TOB VRDO	2.280%	8/6/2026	6,000	6,000
[1,9]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue TOB VRDO	2.330%	8/6/2026	4,845	4,845
[9]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2028	1,175	1,213
[9]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2029	1,140	1,194
[9]	Greenville TX Electric System Electric Power & Light Revenue	5.000%	2/15/2030	820	871
	Hale Center Education Facilities Corp. College & University Revenue (Wayland Baptist University Project)	5.000%	3/1/2028	1,635	1,662
[16]	Hardin-Jefferson Independent School District GO	2.000%	8/15/2028	390	378
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	1,000	1,001
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/2029	1,000	1,049
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2029	4,450	4,698
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/2029	1,000	1,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2030	8,000	8,553
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	555	555
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	10,635	11,486
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2028	1,000	1,041
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2029	4,580	4,807
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	8/15/2030	2,750	2,954
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/2032	13,505	13,665
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.000%	7/1/2056	45,000	45,000
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, SIFMA Municipal Swap Index Yield + 0.520%	2.680%	11/15/2046	37,375	37,370
	Harris County Cultural Education Facilities Finance Corp.Electric Power & Light Revenue (Teco Project)	5.000%	11/15/2030	375	383
[1]	Harris County Hospital District GO TOB VRDO	2.190%	8/6/2026	7,410	7,410
[1,4]	Harris County Hospital District GO TOB VRDO	2.190%	8/6/2026	1,275	1,275
[1]	Harris County Hospital District GO TOB VRDO	2.190%	8/6/2026	1,135	1,135
[1]	Harris County Hospital District GO TOB VRDO	2.190%	8/6/2026	3,865	3,865
	Harris County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2028	2,200	2,183
	Harris County TX Highway Revenue	5.000%	8/15/2028	1,500	1,502
[1]	Harris County TX Hospital District GO TOB VRDO	3.100%	8/3/2026	17,850	17,850
[1]	Harris County TX Hospital District GO TOB VRDO	3.100%	8/3/2026	11,875	11,875
[1,4]	Harris County TX Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,775	2,775
[7]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue, ETM	0.000%	11/15/2026	4,425	4,386
	HHA Fountainview PFC Local or Guaranteed Housing Revenue PUT	2.750%	10/1/2028	1,155	1,144
	Housing TX Options Inc. Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2028	9,625	9,707
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.890%	8/1/2027	2,918	2,913
	Houston Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.650%	2/1/2028	1,850	1,859
	Houston Independent School District GO PUT	5.000%	7/15/2028	14,140	14,658
[2]	Houston TX Combined Utility System Water Revenue	0.000%	12/1/2026	3,825	3,789
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2029	22,705	22,721
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/2033	1,000	1,000
[1]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	2.190%	8/6/2026	1,500	1,500
[1,2]	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue TOB VRDO	2.260%	8/6/2026	7,315	7,315
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2027	1,700	1,711
	Hunt Memorial Hospital District Charitable Health GO	5.000%	2/15/2029	1,915	1,935
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2027	500	501
[16]	Jarrell Independent School District GO	2.750%	8/15/2030	565	544
	Jefferson County Housing Finance Corp.Local or Guaranteed Housing Revenue (Timbers Edge Apartments Project) PUT	3.000%	6/1/2028	1,875	1,870
[1]	Justin TX Special Assessment Revenue	2.500%	9/1/2026	25	25
	Karnes County Hospital District Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/2029	3,500	3,640

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[16]	Katy Independent School District GO PUT	4.000%	8/15/2026	5,100	5,102
	Kyle TX Special Assessment Revenue	4.125%	9/1/2031	309	308
[2]	La Salle County TX GO	5.000%	3/1/2028	1,275	1,314
[2]	La Salle County TX GO	5.000%	3/1/2030	395	419
	Lake Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	530	531
[1,4,16]	Lamar Consolidated Independent School District GO TOB VRDO	2.190%	8/6/2026	1,780	1,780
[1,16]	Lamar Consolidated Independent School District GO TOB VRDO	2.190%	8/6/2026	1,765	1,765
[1,16]	Lamar Consolidated Independent School District GO TOB VRDO	2.190%	8/6/2026	3,390	3,390
	Las Varas Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.350%	11/1/2029	1,000	982
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	2.960%	4/1/2027	2,590	2,586
	Legacy Denton Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	5/1/2029	2,415	2,403
[16]	Lewisville Independent School District GO	4.000%	8/15/2026	12,160	12,165
[16]	Lewisville Independent School District GO	3.000%	8/15/2030	125	124
	Liberty County TX GO	6.000%	8/1/2028	1,685	1,788
	Liberty County TX GO	6.000%	8/1/2029	510	554
[1]	Liberty Hill TX Special Assessment Revenue	3.125%	9/1/2032	200	187
[16]	Little Elm Independent School District GO PUT	3.700%	8/15/2028	5,000	5,003
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/2028	19,855	20,414
[1]	Lower Colorado River Authority Electric Power & Light Revenue TOB VRDO	2.260%	8/6/2026	5,415	5,415
	Lubbock Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.800%	3/1/2028	420	417
	Manor Housing Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.400%	5/1/2028	22,100	22,174
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	5,900	5,902
	Matagorda County Navigation District No. 1 Industrial Revenue (AEP Texas Central Co. Project)	4.000%	6/1/2030	2,500	2,501
[10]	Matagorda County Navigation District No. 1 Resource Recovery Revenue	4.400%	5/1/2030	9,415	9,802
[16]	McKinney Independent School District GO	5.000%	2/15/2030	285	285
[16]	Medina Valley Independent School District GO PUT	2.850%	2/15/2029	555	552
	Mesquite Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.350%	8/1/2027	4,030	4,035
[16]	Mesquite Independent School District GO	5.000%	8/15/2029	1,000	1,001
[1]	Midlothian TX Special Assessment Revenue	4.375%	9/15/2027	66	66
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2029	1,585	1,587
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/2031	530	531
[16]	Navarro Independent School District GO PUT	4.000%	2/15/2028	3,395	3,447
[16]	New Caney Independent School District GO PUT	4.000%	8/15/2027	3,610	3,649
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	305	307
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	405	413
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	320	330
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	445	462
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	1,395	1,420
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2026	140	141
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2027	175	178
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2028	220	227
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2029	290	303
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Project)	5.000%	11/1/2030	400	421
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	4.625%	10/1/2030	2,420	2,420
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.250%	10/1/2030	7,670	7,670
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue (Bella Vida Forefront Living Project)	4.250%	10/1/2030	740	740
	Nortex Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.875%	10/1/2027	1,685	1,676
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/2029	1,520	1,580
[16]	North East TX Independent School District GO PUT	3.750%	8/1/2027	3,940	3,964
[1]	North Parkway Municipal Management District No. 1 Special Assessment Revenue	3.625%	9/15/2031	100	97
	North Texas Municipal Water District	2.800%	9/3/2026	5,000	5,000
	North Texas Municipal Water District Upper East Fork Wastewater Interceptor System Sewer Revenue	5.000%	6/1/2029	600	611
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/2030	4,605	4,612
[16]	Northside Independent School District GO PUT	3.000%	8/1/2026	29,230	29,230
[16]	Northside Independent School District GO PUT	2.000%	6/1/2027	1,925	1,906
[16]	Northside Independent School District GO PUT	3.450%	8/1/2027	7,510	7,520
[16]	Northside Independent School District GO PUT	3.550%	6/1/2028	32,065	32,196
[16]	Northside Independent School District GO PUT	3.100%	8/1/2029	16,215	16,169
[1]	Northwest Independent School District GO TOB VRDO	2.190%	8/6/2026	4,000	4,000
[16]	Pasadena Independent School District GO PUT	3.230%	8/15/2027	57,685	57,750
[9]	Pearland TX GO	5.000%	3/1/2030	1,430	1,431
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2028	1,200	1,223
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/2030	1,085	1,134
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	250	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pilot Point TX Special Assessment Revenue	5.000%	9/15/2030	350	356
[1]	Pilot Point TX Special Assessment Revenue	5.250%	9/15/2032	100	103
	Plano TX GO	3.000%	9/1/2027	450	450
[16]	Port Neches-Groves TX Independent School District GO	2.750%	2/15/2030	670	652
	Potter County TX GO	3.000%	2/1/2028	500	498
[16]	Prosper Independent School District GO PUT	4.000%	8/15/2026	2,715	2,716
[16]	Prosper Independent School District GO PUT	4.000%	8/15/2028	110	112
	PSC TX Miscellaneous Revenue PUT	3.750%	2/1/2028	9,838	9,824
[16]	Round Rock Independent School District GO PUT	5.000%	8/1/2030	17,680	18,924
[16]	Round Rock Independent School District GO PUT	5.000%	8/1/2031	11,440	12,274
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/2027	1,385	1,413
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.450%	7/1/2027	2,760	2,770
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	225	230
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.190%	10/1/2027	800	802
	San Antonio Housing Trust Public Facility Corp. Local or Guaranteed Housing Revenue PUT	5.000%	10/1/2027	330	337
	San Antonio Municipal Facilities Corp. Lease (Appropriation) Revenue (City Tower Renovation Project) PUT	5.000%	8/1/2027	2,900	2,953
	San Antonio TX	2.800%	11/17/2026	50,000	49,991
	San Antonio TX CP	2.800%	11/17/2026	90,000	89,959
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/2026	3,420	3,392
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/2026	10,540	10,544
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/2027	1,600	1,568
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.900%	12/1/2027	6,170	6,118
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.080%	12/1/2028	20,145	20,036
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.000%	12/1/2029	34,230	33,729
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.200%	12/1/2030	37,145	36,442
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.150%	12/1/2031	6,180	6,015
[16]	San Antonio TX Independent School District GO	5.000%	8/15/2030	115	115
	San Antonio Water System Water Revenue PUT	1.000%	11/1/2026	11,795	11,731
	Schertz TX GO	3.000%	2/1/2030	215	210
[16]	Sinton Independent School District GO PUT	4.000%	8/15/2026	2,000	2,001
	SMHA Finance Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.700%	7/1/2027	5,500	5,532
[16]	Snook Independent School District GO	2.750%	2/15/2030	390	379
[2]	Southwest Houston Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/2026	150	150
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	5.000%	12/1/2026	20,759	20,768
	Strategic Housing Finance Corp. of Travis County Local or Guaranteed Housing Revenue PUT	3.350%	3/1/2028	3,000	3,001
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	300	312
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,000	1,038
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Force Villages Project)	4.000%	5/15/2031	60	59
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2026	780	782
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2027	1,160	1,181
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2028	430	444
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Trinity Terrace Project)	5.000%	10/1/2029	450	470
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/2029	20,000	21,080
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/2030	9,125	9,669
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	8/3/2026	11,200	11,200
[1]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.170%	8/3/2026	1,100	1,100
[1,4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.200%	7/1/2047	6,700	6,700
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	5.000%	9/1/2027	333	340
	Tarrant County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.600%	2/1/2028	3,450	3,468
[1]	Tender Option Bond Trust Receipts/Certificates Water Revenue TOB VRDO	2.190%	8/6/2026	2,300	2,300
[1]	Terrell TX Special Assessment Revenue	4.375%	9/15/2032	500	501
[16]	Texarkana Independent School District GO PUT	4.000%	8/15/2026	315	315
[5,16]	Texarkana Independent School District GO PUT	4.000%	8/15/2027	11,470	11,585
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	4.000%	9/1/2026	235	235
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.250%	8/1/2026	3,750	3,750
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.125%	8/1/2027	13,000	13,017
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue PUT	3.050%	9/1/2027	7,766	7,764
	Texas GO PUT	2.800%	10/1/2030	15,000	14,782
	Texas GO VRDO	2.060%	8/5/2026	3,000	3,000
	Texas GO VRDO	2.350%	8/5/2026	23,465	23,465
	Texas GO VRDO	2.350%	8/5/2026	35,530	35,530
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	5.250%	12/15/2026	715	720
	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue	6.250%	12/15/2026	19,535	19,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Texas Municipal Gas Acquisition & Supply Corp. I Natural Gas Revenue, 67% of TSFR3M + 1.625%	4.080%	12/15/2026	5,765	5,766
[3]	Texas Municipal Gas Acquisition & Supply Corp. II Natural Gas Revenue, 67% of TSFR3M + 1.045%	3.500%	9/15/2027	2,310	2,315
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2026	8,035	8,088
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2027	10,455	10,693
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2028	6,590	6,809
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/2029	1,000	1,036
	Texas Municipal Gas Acquisition & Supply Corp. IV Natural Gas Revenue	5.250%	1/1/2027	750	756
	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	1/1/2027	820	825
[5]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2028	240	245
[5]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2029	280	288
[5]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2030	405	419
[5]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2031	400	415
[5]	Texas Municipal Gas Acquisition & Supply Corp. VI Natural Gas Revenue	5.000%	3/1/2032	500	519
[9]	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2027	620	628
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/2028	1,000	1,023
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	12/1/2026	1,935	1,934
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.625%	1/1/2027	1,765	1,769
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	2.800%	2/1/2027	492	491
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue PUT	3.350%	7/1/2027	6,625	6,643
	Texas State University System College & University Revenue	5.000%	3/15/2027	2,680	2,719
[5]	Texas State University System College & University Revenue	5.000%	3/15/2027	560	563
[5]	Texas State University System College & University Revenue	5.000%	3/15/2028	1,765	1,810
[5]	Texas State University System College & University Revenue	5.000%	3/15/2029	985	1,024
	Texas State University System College & University Revenue	5.000%	3/15/2029	800	842
[5]	Texas State University System College & University Revenue	5.000%	3/15/2030	920	968
[5]	Texas State University System College & University Revenue	5.000%	3/15/2031	710	756
[1]	Texas Transportation Finance Corp. Highway Revenue TOB VRDO	2.190%	8/6/2026	1,250	1,250
	Texas Water Development Board Water Revenue	5.000%	10/15/2029	15,475	15,499
	Texas Water Development Board Water Revenue	5.000%	10/15/2031	5,070	5,089
	Texas Water Development Board Water Revenue	4.000%	10/15/2032	1,910	1,910
[1]	Texas Water Development Board Water Revenue PUT TOB	2.360%	9/3/2026	4,955	4,955
[1]	Texas Water Development Board Water Revenue TOB VRDO	2.190%	8/6/2026	4,725	4,725
[1]	Texas Water Development Board Water Revenue TOB VRDO	2.190%	8/6/2026	1,820	1,820
[1]	Texas Water Development Board Water Revenue TOB VRDO	2.200%	8/6/2026	1,200	1,200
	THF Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.340%	2/1/2029	2,490	2,496
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	4.125%	6/1/2027	3,925	3,932
	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	3.400%	7/1/2028	9,700	9,736
[1,4]	Travis County Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.460%	8/6/2026	4,940	4,940
	Travis County TX GO	5.000%	3/1/2027	3,000	3,005
	Trinity River Authority Water Revenue	5.000%	2/1/2028	65	65
	Trinity River Public Facility Corp. Local or Guaranteed Housing Revenue (Hughes House II Project)	4.000%	12/1/2029	245	246
[1,16]	Tuloso-Midway TX Independent School District GO TOB VRDO	3.100%	8/3/2026	2,325	2,325
	University of Texa Board Regents System	2.520%	11/4/2026	25,000	24,996
	Victory Street Public Facility Corp. Local or Guaranteed Housing Revenue PUT	3.150%	7/1/2029	2,275	2,263
[16]	Winona Independent School District GO	2.750%	2/15/2030	580	561
					1,814,562
Utah (0.4%)
	Box Elder County UT School District GO	3.000%	7/15/2028	800	799
	Davis School District (Utah School Board Guaranty Program) GO	3.000%	6/1/2029	1,000	985
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2027	505	514
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2028	570	591
[2]	Downtown Revitalization Public Infrastructure District Sales Tax Revenue	5.000%	6/1/2030	760	812
	Utah Associated Municipal Power Systems Electric Power & Light Revenue	5.000%	9/1/2029	125	129
[1]	Utah Charter School Finance Authority Charter School Aid Revenue (Renaissance Academy Project)	4.000%	6/15/2030	430	421
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	11,480	11,480
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.500%	8/5/2026	14,675	14,675
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.700%	8/1/2027	1,075	1,075
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.180%	2/1/2029	2,075	2,072
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.650%	3/1/2029	735	723
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	2.950%	4/1/2029	5,050	5,000
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	9/1/2029	4,465	4,413
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.240%	12/1/2029	5,790	5,792
	Utah Housing Corp. Local or Guaranteed Housing Revenue PUT	3.000%	2/1/2030	2,455	2,407
[1,4]	Utah Housing Corp. Mutlifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	1,240	1,239
[2]	Utah Transit Authority Sales Tax Revenue	5.250%	6/15/2029	120	127
[1]	Wasatch County School District Local Building Authority Lease (Appropriation) Revenue TOB VRDO	3.100%	8/3/2026	19,960	19,960
					73,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Vermont (0.0%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue (Wake Robin Corp. Program)	5.000%	5/1/2028	250	252
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2026	495	494
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/2030	1,000	965
	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	5,000	5,005
					6,716
Virgin Islands (0.1%)
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2026	2,945	2,951
	Matching Fund Special Purpose Securitization Corp. Sales Tax Revenue	5.000%	10/1/2027	5,420	5,504
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2026	815	816
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2027	580	590
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2028	555	573
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2029	625	652
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2030	1,165	1,225
	Virgin Islands Transportation & Infrastructure Corp. Government Fund/Grant Revenue	5.000%	9/1/2031	875	929
					13,240
Virginia (1.2%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	870	885
	Alexandria Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.200%	6/1/2027	1,790	1,790
	Arlington County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/2031	1,775	1,871
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	3.100%	2/1/2027	2,495	2,492
	Arlington County IDA Local or Guaranteed Housing Revenue PUT	2.950%	9/1/2029	1,010	996
	Fairfax County Redevelopment & Housing Authority Local or Guaranteed Housing Revenue (Dominion Square North Project) PUT	5.000%	1/1/2028	2,595	2,638
	Halifax County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	1,440	1,449
	Harrisonburg Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.570%	10/1/2027	2,375	2,383
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	10/1/2029	6,735	6,709
	Henrico County Economic Development Authority Local or Guaranteed Housing Revenue PUT	3.200%	12/1/2029	3,255	3,245
	James City County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/2026	870	871
	Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/2031	85	85
	Louisa IDA Electric Power & Light Revenue PUT	3.800%	5/28/2027	4,195	4,225
	Louisa IDA Nuclear Revenue PUT	3.650%	10/1/2027	2,785	2,808
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2027	240	242
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2028	475	488
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	695	725
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2030	1,500	1,583
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2031	2,150	2,294
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2032	6,115	6,552
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.220%	8/6/2026	16,650	16,650
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	1,350	1,348
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	5,648	5,670
	Richmond Redevelopment & Housing Authority Local or Guaranteed Housing Revenue PUT	3.450%	9/1/2028	15,000	15,033
[1]	Richmond VA Public Utility Natural Gas Revenue TOB VRDO	2.240%	8/6/2026	1,235	1,235
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2028	160	163
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2029	175	181
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2030	200	209
	Salem Economic Development Authority College & University Revenue	5.000%	4/1/2031	125	131
	Virginia Beach Development Authority Appropriations Revenue	4.000%	7/15/2027	100	100
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.375%	9/1/2029	2,260	2,263
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.250%	7/1/2030	835	757
	Virginia Commonwealth Transportation Board Appropriations Revenue	0.000%	4/1/2027	4,335	4,251
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.550%	1/1/2027	490	489
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.600%	7/1/2027	520	517
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	7/1/2027	1,085	1,084
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	1/1/2028	260	258
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	1/1/2028	1,555	1,551
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	1/1/2028	1,900	1,898
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.850%	6/1/2028	2,855	2,856
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.650%	7/1/2028	165	163
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2028	265	263
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	7/1/2028	1,945	1,936
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	7/1/2028	1,965	1,962
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.550%	9/1/2028	6,100	6,101
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.900%	12/1/2028	7,445	7,448
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	1/1/2029	190	188
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	1/1/2029	1,000	997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	1/1/2029	1,080	1,075
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	3/1/2029	275	275
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	4/1/2029	1,730	1,715
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	4/1/2029	10,585	10,558
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.625%	6/1/2029	7,185	7,185
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.700%	7/1/2029	100	98
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	7/1/2029	275	270
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	7/1/2029	1,175	1,165
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	7/1/2029	2,015	1,996
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	9/1/2029	625	625
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.900%	10/1/2029	5,900	5,856
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	1/1/2030	175	171
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.950%	1/1/2030	275	268
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2030	970	958
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	1/1/2030	535	530
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.750%	7/1/2030	250	244
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	7/1/2030	275	270
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.050%	7/1/2030	550	542
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	7/1/2030	560	553
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.800%	1/1/2031	460	441
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.100%	1/1/2031	850	846
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	1/1/2031	1,000	998
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	1/1/2031	275	274
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	3/1/2031	840	816
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	2.850%	7/1/2031	275	263
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.150%	7/1/2031	280	279
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.200%	7/1/2031	1,000	994
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	7/1/2031	300	292
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/2032	1,105	1,083
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	1/1/2032	965	949
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.300%	7/1/2032	1,005	983
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue	3.350%	7/1/2032	625	612
	Virginia Housing Development Authority Local or Guaranteed Housing Revenue PUT	2.800%	6/1/2027	23,500	23,458
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/2029	7,060	7,065
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	500	512
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	345	359
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	355	374
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	3.100%	12/1/2030	750	746
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	365	388
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	515	551
[1,4]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.510%	8/6/2026	3,860	3,860
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.800%	5/28/2027	2,250	2,265
	Wise County IDA Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.125%	10/1/2030	10,550	10,469
	York County Economic Development Authority Electric Power & Light Revenue (Virginia Electric & Power Co. Project) PUT	3.650%	10/1/2027	2,375	2,392
					215,656
Washington (2.2%)
[1]	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue TOB VRDO	3.150%	8/3/2026	9,495	9,495
[7]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/2028	2,795	2,651
	Community Roots Housing Foundation Local or Guaranteed Housing Revenue PUT	3.400%	2/1/2028	7,125	7,159
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/2027	34,000	34,724
[1]	Evergreen School District No.114 GO PUT TOB	2.320%	10/15/2026	14,000	14,000
	King County Housing Authority Local or Guaranteed Housing Revenue (Kirkland Heights Project)	5.000%	1/1/2028	1,345	1,355
	King County Public Hospital District No. 1 GO	5.000%	12/1/2030	3,175	3,191
	King County Public Hospital District No. 1 GO	5.000%	12/1/2032	300	301
	King County Public Hospital District No. 2 GO	5.000%	12/1/2027	100	103
	King County Public Hospital District No. 2 GO	5.000%	12/1/2030	1,060	1,134
[3]	King County WA Sewer Revenue, SIFMA Municipal Swap Index Yield + 0.230%	2.390%	1/1/2040	32,530	32,427
	Pierce County School District No. 320 Sumner GO	3.000%	12/1/2027	595	595
	Pierce County School District No. 320 Sumner GO	3.000%	12/1/2029	1,010	998
	Pierce County School District No. 343 GO	3.000%	12/1/2030	495	480
[2]	Port of Everett WA Port, Airport & Marina Revenue	5.000%	12/1/2028	955	998
[2]	Port of Everett WA Port, Airport & Marina Revenue	5.000%	12/1/2029	435	461
[2]	Port of Everett WA Port, Airport & Marina Revenue	5.000%	12/1/2030	125	134
[2]	Port of Everett WA Port, Airport & Marina Revenue	5.000%	12/1/2031	300	325
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/2029	1,100	1,101
	Port of Tacoma WA Port, Airport & Marina Revenue	5.000%	12/1/2032	1,550	1,561
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	5.000%	12/1/2029	1,950	2,020
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Jackson Park Village Project)	4.000%	12/1/2032	2,970	2,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	5.000%	6/1/2027	4,500	4,506
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Juniper Apartments Project)	4.375%	12/1/2030	4,220	4,258
[3]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.250%	2.410%	5/1/2045	14,575	14,575
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	1,000	1,004
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	1,000	1,003
[1]	Spokane County WA Airport Port, Airport & Marina Revenue TOB VRDO	2.310%	8/6/2026	5,730	5,730
	Spokane WA GO	3.500%	12/1/2028	1,615	1,601
	Spokane WA GO	4.000%	12/1/2029	1,535	1,535
[1]	Tacoma WA Electric System Electric Power & Light Revenue TOB VRDO	2.190%	8/6/2026	9,495	9,495
	University of Washington College & University Revenue PUT	4.000%	8/1/2027	19,755	19,847
	Vancouver Housing Authority Local or Guaranteed Housing Revenue	5.000%	8/1/2029	200	207
	Vancouver Housing Authority Local or Guaranteed Housing Revenue (Esther Short Project)	5.000%	10/1/2027	1,055	1,058
	Washington GO	5.000%	8/1/2029	100	100
	Washington GO	5.000%	8/1/2031	4,680	4,680
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	935	936
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2026	6,000	6,004
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	2,835	2,839
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2026	100	100
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2027	350	357
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2027	5,000	5,093
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2027	2,650	2,709
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	55	56
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	5,000	5,180
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	475	487
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	2,310	2,422
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2029	3,500	3,678
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2029	3,915	4,126
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	4,160	4,404
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	4,110	4,383
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	31,925	33,964
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	22,880	24,341
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2031	6,025	6,425
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2031	4,295	4,614
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2032	3,825	3,883
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/2026	22,695	22,695
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	23,110	23,345
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/2026	490	490
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/2031	13,180	13,296
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Heron's Key Phase II Project)	5.000%	7/1/2030	225	239
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Heron's Key Phase II Project)	5.000%	7/1/2031	255	273
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.375%	1/1/2033	8,750	8,753
	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	4.500%	1/1/2034	8,980	8,993
[1]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue	3.950%	7/1/2029	185	185
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Camas Flats Apartments Project) PUT	5.000%	2/1/2027	1,500	1,514
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	5.000%	2/1/2027	800	802
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue PUT	2.700%	10/1/2027	999	990
[1,4]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,222	2,222
[1,4]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,885	2,885
[1,4]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	3,325	3,325
[1,4]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	3,909	3,909
[1,4]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.210%	8/6/2026	2,737	2,737
[1]	Washington State Various Purpose GO TOB VRDO	2.190%	8/6/2026	9,500	9,500
					409,906
West Virginia (0.2%)
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2027	300	305
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2029	170	178
[2]	Ohio County WV Special District Excise Tax Intergovernmental Agreement Revenue	5.000%	6/1/2030	450	476
	West Virginia Economic Development Authority Electric Power & Light Revenue (Appalachian Power Co. - AMOS Project) PUT	3.700%	6/1/2028	5,925	5,972
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	3.700%	6/1/2028	3,610	3,639
	West Virginia Economic Development Authority Industrial Revenue PUT	3.375%	6/15/2028	5,525	5,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2026	1,300	1,301
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/2027	900	901
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/2029	750	758
[1]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	8/6/2026	15,280	15,280
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	5.000%	4/1/2027	1,157	1,171
	West Virginia Housing Development Fund Local or Guaranteed Housing Revenue PUT	3.200%	2/1/2028	650	650
[9]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2027	365	371
[9]	Wheeling WV Waterworks & Sewerage System Water Revenue	5.000%	6/1/2029	100	105
					36,638
Wisconsin (2.0%)
[2]	Beloit School District GO	3.000%	4/1/2030	405	390
	Brown County WI GO	2.750%	11/1/2030	310	294
	Dodge County WI GO	2.500%	8/1/2030	765	726
	Greenfield WI GO	2.500%	3/1/2030	525	501
	Hamilton WI School District GO	3.000%	4/1/2029	1,265	1,251
	Hudson WI GO	3.000%	12/1/2030	375	367
	Kaukauna WI Waterworks System Water Revenue BAN	4.000%	12/1/2029	1,500	1,508
[9]	Milwaukee WI GO	5.000%	12/1/2026	3,750	3,777
	Milwaukee WI GO	5.000%	12/1/2026	2,735	2,753
[9]	Milwaukee WI GO	5.000%	12/1/2027	1,000	1,029
	Milwaukee WI GO	5.000%	12/1/2027	1,000	1,026
	Milwaukee WI GO	5.000%	4/1/2028	1,285	1,326
[9]	Milwaukee WI GO	5.000%	4/1/2028	1,315	1,362
[9]	Milwaukee WI GO	5.000%	12/1/2028	3,755	3,921
	Milwaukee WI GO	5.000%	12/1/2028	2,745	2,864
	Milwaukee WI GO	5.000%	12/1/2029	2,750	2,907
	Milwaukee WI GO	5.000%	12/1/2030	2,755	2,943
	Milwaukee WI Sewerage System Sewer Revenue	3.000%	6/1/2030	150	144
	Mount Pleasant WI GO	2.750%	5/1/2030	360	346
	Onalaska WI GO	2.300%	10/1/2030	355	332
	Oregon WI School District GO	2.700%	3/1/2027	1,075	1,069
	Platteville School District GO	3.000%	3/1/2030	60	59
	PMA Levy & Aid Anticipation Notes Program Intergovernmental Agreement Revenue (Anticipation Notes Program)	5.000%	9/24/2026	9,105	9,128
[1]	Public Finance Authority Charter School Aid Revenue	4.125%	6/15/2029	215	212
	Public Finance Authority Charter School Aid Revenue	4.000%	7/1/2030	305	304
[1]	Public Finance Authority Charter School Aid Revenue	4.000%	7/15/2033	1,050	1,031
[1]	Public Finance Authority Charter School Aid Revenue (College Achieve Paterson Charter School Project)	5.000%	6/15/2027	435	436
	Public Finance Authority College & University Revenue	5.000%	6/1/2027	160	162
	Public Finance Authority College & University Revenue	5.000%	4/1/2028	1,025	1,041
	Public Finance Authority College & University Revenue	5.000%	6/1/2028	120	122
	Public Finance Authority College & University Revenue	5.000%	4/1/2029	1,155	1,182
	Public Finance Authority College & University Revenue	5.000%	6/1/2029	170	175
	Public Finance Authority College & University Revenue	5.250%	10/1/2029	1,825	1,838
	Public Finance Authority College & University Revenue	5.000%	6/1/2030	360	371
	Public Finance Authority College & University Revenue	5.250%	10/1/2030	1,925	1,935
	Public Finance Authority College & University Revenue	5.000%	6/1/2031	615	636
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.300%	10/1/2026	12,715	12,710
	Public Finance Authority Electric Power & Light Revenue (Duke Energy Progress Project) PUT	3.700%	10/1/2030	485	493
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2027	245	245
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	2,025	2,031
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	500	517
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	700	735
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2027	290	296
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Kahala Nui Project)	5.000%	11/15/2028	380	394
	Public Finance Authority Health, Hospital, Nursing Home Revenue (Renown Regional Medical Center Project)	5.000%	6/1/2030	1,000	1,058
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2026	210	211
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2027	105	107
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2028	155	159
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2029	250	259
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2030	175	182
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2031	185	193
[1]	Public Finance Authority Health, Hospital, Nursing Home Revenue (Sustanable Bond-Inpremium Project)	5.500%	12/1/2032	400	420
	Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/2030	4,965	5,016
[1,4]	Public Finance Authority Health, Hospital, Nursing Home Revenue, TOB VRDO	2.460%	8/6/2026	11,265	11,265
	Public Finance Authority Intergovernmental Agreement Revenue PUT	4.000%	8/1/2027	14,933	14,935
	Public Finance Authority Intergovernmental Agreement Revenue PUT	3.625%	6/15/2031	7,400	7,331
	Public Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/2030	230	236
[1,3]	Public Finance Authority Local or Guaranteed Housing Revenue, 67% of SOFR + 1.150%	3.595%	12/1/2068	64,060	63,836

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sussex WI GO	3.000%	6/1/2030	295	288
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2031	17,180	18,379
	Waushara County WI Miscellaneous Revenue	4.500%	6/1/2027	2,630	2,632
	West Bend WI GO	2.500%	3/1/2030	570	542
[5]	Wisconsin GO	5.000%	5/1/2030	1,215	1,294
[5]	Wisconsin GO	5.000%	5/1/2031	1,025	1,107
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2026	1,930	1,942
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	1,220	1,239
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2027	125	126
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2027	1,305	1,338
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.200%	8/15/2028	490	490
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2028	1,650	1,714
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2028	3,885	4,049
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	17,615	18,347
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/2029	400	404
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	1,175	1,232
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2029	200	207
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,000	1,053
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2029	1,115	1,172
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	11/15/2029	12,720	12,717
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	4,575	4,605
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2029	2,715	2,866
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2030	2,490	2,653
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,310	1,314
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2030	2,855	3,048
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2031	280	293
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,000	1,003
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/2032	2,380	2,405
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	4,000	4,213
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/22/2029	6,935	7,272
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/2031	12,775	13,503
[1,4]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.250%	8/3/2026	14,162	14,161
	Wisconsin Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	3.625%	11/1/2029	325	327
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.000%	3/1/2030	1,055	1,041
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.050%	9/1/2030	475	467
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue	3.500%	9/1/2031	1,485	1,493
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	11/1/2026	955	956
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.875%	5/1/2027	155	155
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.050%	5/3/2027	7,305	7,299
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.750%	5/1/2028	9,135	9,150
	Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue PUT	3.100%	11/1/2028	6,400	6,382
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (100 E . National Project) PUT	5.000%	8/1/2026	1,031	1,031
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (New Hampton Gardens Project) PUT	5.000%	12/1/2026	7,500	7,549
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (The Intersect Project) PUT	5.000%	2/1/2027	1,625	1,640
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue (View at Huxley Yards Project) PUT	5.000%	8/1/2026	34,797	34,797
					371,992
Wyoming (0.0%)
	Consolidated Municipalities Electric Power Systems Joint Powers Board Lease (Appropriation) Revenue	5.000%	6/1/2028	700	726
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2029	280	277
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/2030	175	172
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.050%	12/1/2030	165	162
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.150%	6/1/2031	300	299
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.200%	12/1/2031	395	392
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.300%	6/1/2032	325	317
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue	3.300%	12/1/2032	320	312
					2,657
Total Tax-Exempt Municipal Bonds (Cost $17,988,755)					17,970,878

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.2%)
Investment Company (2.2%)
[18]	Vanguard Municipal Low Duration Fund (Cost $402,629)	2.621%	40,262,925	402,629
Total Investments (100.7%) (Cost $18,391,384)				18,373,507
Other Assets and Liabilities—Net (-0.7%)				(123,731)
Net Assets (100%)				18,249,776
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the aggregate value was $3,456,297, representing 18.9% of net assets.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
3	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2026.
6	Non-income-producing security—security in default.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Step bond.
13	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
14	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
15	Securities with a value of $1,987 have been segregated as initial margin for open futures contracts.
16	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
17	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
18	Affiliated short-term municipal bond fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	September 2026	(875)	(92,729)	366

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
9/23/2026	JPMC	36,000	Buy	5-Year MMD AAA General Obligation Scale	2.630%	(569)	—	(569)
JPMC—JPMorgan Chase Bank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Low Duration Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	17,970,878	—	17,970,878
Temporary Cash Investments	402,629	—	—	402,629
Total	402,629	17,970,878	—	18,373,507
Derivative Financial Instruments
Assets
Futures Contracts[1]	366	—	—	366
Liabilities
Swap Contracts	—	(569)	—	(569)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.